UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05495

Name of Fund: BlackRock High Income Shares (HIS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Income Shares, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report JUNE 30, 2008 | (UNAUDITED)

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock High Income Shares (HIS)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Table of Contents

2	SEMI-ANNUAL REPORT	JUNE 30, 2008

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%
Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%
International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%
Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

3

Trust Summary as of June 30, 2008	BlackRock Global Floating Rate Income Trust

Investment Objective

BlackRock Global Floating Rate Income Trust (BGT) (the “Trust”) seeks to provide a high level of current income and to seek the preservation of capital.

Performance

For the six months ended June 30, 2008, the Trust returned (2.21)% based on market price and (2.82)% based on net asset value (“NAV”). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of (4.17)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust was conservatively positioned in an adverse market for floating-rate loans, which aided relative performance. The Trust’s allocations to high yield (15% at 3/31/08) and investment-grade corporates (7.5% at 3/31/08) also aided relative performance as those sectors outperformed loans. During the period, the Trust’s discount to NAV narrowed modestly, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BGT
Initial Offering Date	August 30, 2004
Yield on Closing Market Price as of June 30, 2008 ($14.83)[1]	8.50%
Current Monthly Distribution per Share[2]	$0.105
Current Annualized Distribution per Share[2]	$1.26
Leverage as of June 30, 2008[3]	38%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year-end.
3

As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$14.83	$15.78	(6.02)%	$16.54	$13.37
Net Asset Value	$16.54	$17.71	(6.61)%	$17.76	$15.69

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	6/30/08	12/31/07
Floating Rate Loan Interests	79%	74%
Corporate Bonds	13	14
Foreign Government Obligations	8	12

Credit Quality[4]

Credit Rating	6/30/08	12/31/07
A/A	21%	—
BBB/Baa	24	39%
BB/Ba	17	26
B/B	20	27
CCC/Caa	9	8
CC/Ca	1	—
Not Rated	8	—
4	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

4	SEMI-ANNUAL REPORT	JUNE 30, 2008

Trust Summary as of June 30, 2008	BlackRock High Income Shares

Investment Objective

BlackRock High Income Shares (HIS) (the “Trust”) seeks to provide a high level of current income and, to a lesser extent, seek capital appreciation, by investing in a diversified portfolio of below investment grade securities.

Performance

For the six months ended June 30, 2008, the Trust returned (0.05)% based on market price and (2.00)% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (8.34)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust was conservatively positioned in an adverse market, which aided relative performance. The Trust also was moderately leveraged relative to its peers (17% at 3/31/08), which also aided relative results. During the period, the Trust’s discount to NAV narrowed modestly, which accounts for the difference between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	HIS
Initial Offering Date	August 10, 1988
Yield on Closing Market Price as of June 30, 2008 ($2.05)[1]	10.65%
Current Monthly Distribution per Share[2]	$0.0182
Current Annualized Distribution per Share[2]	$0.2184
Leverage as of June 30, 2008[3]	15%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change.
3

As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$2.05	$2.14	(4.21)%	$2.28	$1.85
Net Asset Value	$2.32	$2.47	(6.07)%	$2.47	$2.25

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	6/30/08	12/31/07
Corporate Bonds	88%	93%
Floating Rate Loan Interests	9	5
Perferred Stocks	2	2
Capital Trusts	1	—

Credit Quality[4]

Credit Rating	6/30/08	12/31/07
BBB/Baa	4%	1%
BB/Ba	22	21
B/B	55	54
CCC/Caa	16	21
Not Rated	3	3
4	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

SEMI-ANNUAL REPORT	JUNE 30, 2008	5

Trust Summary as of June 30, 2008	BlackRock Preferred Opportunity Trust

Investment Objective

BlackRock Preferred Opportunity Trust (BPP) (the “Trust”) seeks to provide a high level of current income consistent with capital preservation.

Performance

For the six months ended June 30, 2008, the Trust returned 5.09% based on market price and (6.62)% based on NAV. For the same period, the closed-end Lipper Income & Preferred Stock Funds category posted an average return of (9.44)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust was 65% invested in the banking and insurance sector, which makes up most of the market. This detracted from performance as the financial sector came under pressure during the period. The Trust maintained an underweight to $25 par preferreds, which we believed would underperform. This generally hurt relative performance, but began to aid results later in the period as these securities’ prices began to drop. Additionally, many of the funds in the Lipper category also are equity funds, and equities underperformed preferreds during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BPP
Initial Offering Date	February 28, 2003
Yield on Closing Market Price as of June 30, 2008 ($17.55)[1]	8.55%
Current Monthly Distribution per Share[2]	$0.125
Current Annualized Distribution per Share[2]	$1.50
Leverage as of June 30, 2008[3]	39%
1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change.
3

As a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	6/30/08	12/31/07	Change	High	Low
Market Price	$17.55	$17.31	1.39%	$19.90	$15.62
Net Asset Value	$17.54	$19.47	(9.91)%	$20.18	$17.53

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition[4]

	6/30/08	12/31/07
Financials	89%	85%
Consumer Discretionary	4	5
Energy	3	3
Utilities	1	2
Materials	1	1
Industrials	1	2
Telecommunication Services	1	1
Information Technology	—	1
4

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Preferred, Trust Preferred and Corporate Bond Breakdown[5]

Credit Rating	6/30/08	12/31/07
AA/Aa	23%	26%
A	44	39
BBB/Baa	26	24
BB/Ba	5	5
B	2	6
5	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

6	SEMI-ANNUAL REPORT	JUNE 30, 2008

The Benefits and Risks of Leveraging

The Trusts utilize leveraging through borrowings or issuance of short-term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, or dividends on Preferred Shares, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Shareholders will be the beneficiaries of the incremental yield.

Leverage creates risks for holders of Common Shares including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings (or in the dividend rates on any Preferred Shares) may reduce the Common Shares’ yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced.

As of June 30, 2008, the Trusts incurred leverage as a percentage of managed assets, as set forth in the table below. BGT’s leverage is from borrowings through a credit facility and its issuance of Preferred Shares. HIS’s leverage is from borrowings through a credit facility. BPP’s leverage is from reverse repurchase agreements and its issuance of Preferred Shares. The Trusts are subject to certain leverage limitations, including limitations under the Investment Company Act of 1940. As of June 30, 2008, the Trusts were in compliance with those leverage limitations.

Leverage as of June 30, 2008
BlackRock Global Floating Rate Income Trust (BGT)	38%
BlackRock High Income Shares (HIS)	15%
BlackRock Preferred Opportunity Trust (BPP)	39%

Swap Agreements

The Trusts may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Trust has entered into the swap will default on its obligation to pay the Trust and the risk that the Trust will not be able to meet its obligations to pay the other party to the agreement.

SEMI-ANNUAL REPORT	JUNE 30, 2008	7

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Air Freight & Logistics—0.0%
Park-Ohio Industries, Inc., 8.375%, 11/15/14		$125	$100,000
Auto Components—0.1%
The Goodyear Tire & Rubber Co., 6.678%, 12/01/09 (a)		60	59,550
Lear Corp., 8.75%, 12/01/16		100	78,000
Metaldyne Corp., 10%, 11/01/13		120	62,400
			199,950
Building Products—0.0%
CPG International I, Inc., 10.50%, 7/01/13		90	75,150
Momentive Performance Materials, Inc. 11.50%, 12/01/16		130	96,850
			172,000
Capital Markets—1.3%
E*Trade Financial Corp., 12.50%, 11/30/17 (b)		2,500	2,687,500
Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)		1,501	1,350,900
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		537	482,973
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		360	318,349
			4,839,722
Chemicals—0.6%
American Pacific Corp., 9%, 2/01/15		125	122,187
Ames True Temper, Inc., 6.713%, 1/15/12 (a)		1,100	946,000
Chemtura Corp., 6.875%, 6/01/16		10	8,650
Hercules, Inc., 6.75%, 10/15/29		750	727,500
Ineos Group Holdings Plc, 7.875%, 2/15/16 (b)	EUR	225	229,379
Key Plastics LLC, 11.75%, 3/15/13 (b)		$625	281,250
			2,314,966
Commercial Banks—0.7%
TuranAlem Finance B.V., 4.283%, 1/22/09 (a)(b)		3,000	2,850,000
Commercial Services & Supplies—0.1%
DI Finance Series B, 9.50%, 2/15/13		307	307,000
Containers & Packaging—0.2%
Berry Plastics Holding Corp.:
6.651%, 9/15/14 (a)		500	400,000
8.875%, 9/15/14		110	95,150
Impress Holdings BV, 5.838%, 9/15/13 (a)(b)		150	136,500
			631,650
Diversified Telecommunication Services—0.9%
Cincinnati Bell, Inc., 7.25%, 7/15/13		310	302,250
Qwest Communications International, Inc., 6.176%, 2/15/09 (a)		784	780,080
Qwest Corp., 6.026%, 6/15/13 (a)		2,500	2,387,500
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		150	157,500
			3,627,330
Electrical Equipment—0.0%
Superior Essex Communications LLC, 9%, 4/15/12		140	142,800
Electronic Equipment & Instruments—0.3%
Sanmina-SCI Corp.:
6.75%, 3/01/13		55	49,362
8.125%, 3/01/16		1,065	958,500
			1,007,862
Energy Equipment & Services—0.1%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		70	69,825
7.75%, 5/15/17		50	50,063

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	$40	$40,621
SemGroup LP, 8.75%, 11/15/15 (b)	220	213,400
		373,909
Health Care Equipment & Supplies—0.4%
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (b)	1,500	1,500,000
Health Care Providers & Services—0.1%
Tenet Healthcare Corp., 6.50%, 6/01/12	250	235,625
Hotels, Restaurants & Leisure—0.1%
American Real Estate Partners LP, 7.125%, 2/15/13	140	127,050
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)(e)	122	90,280
Universal City Florida Holding Co. I, 7.623%, 5/01/10 (a)	80	77,200
Wynn Las Vegas LLC, 6.625%, 12/01/14	20	18,300
		312,830
Household Durables—0.0%
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(d)(e)(f)	400	—
Independent Power Producers & Energy Traders—0.0%
AES Ironwood LLC, 8.875%, 11/30/25	86	89,598
Machinery—0.1%
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	210	165,900
Synventive Molding Solutions Sub-Series A, 14%, 1/14/11	800	360,000
		525,900
Media—1.0%
Affinion Group, Inc., 10.125%, 10/15/13	50	50,125
Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (a)	100	100,000
Charter Communications:
Holdings I, LLC, 11%, 10/01/15	445	329,856
Holdings II, LLC, 10.25%, 9/15/10	625	604,575
EchoStar DBS Corp.,:
6.375%, 10/01/11	135	130,275
7%, 10/01/13	158	150,495
7.125%, 2/01/16	230	212,175
Nielsen Finance LLC, 10%, 8/01/14	410	413,075
R.H. Donnelley Corp., 8.875%, 10/15/17 (b)	16	9,520
R.H. Donnelley, Inc., 11.75%, 5/15/15 (b)	575	517,095
Rainbow National Services LLC, 8.75%, 9/01/12 (b)	750	761,250
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)	977	674,130
		3,952,571
Metals & Mining—0.3%
AK Steel Corp., 7.75%, 6/15/12	495	496,238
Foundation PA Coal Co., 7.25%, 8/01/14	505	505,000
Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (a)	250	252,465
		1,253,703
Oil, Gas & Consumable Fuels—7.9%
Chaparral Energy, Inc., 8.50%, 12/01/15	135	117,112
Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13	14,430	15,931,442
Pemex Project Funding Master Trust,:
9.375%, 12/02/08	404	413,090
6.058%, 10/15/09 (g)	12,700	12,750,800
SandRidge Energy, Inc., 6.416%, 4/01/14 (a)(b)	1,400	1,373,887
Whiting Petroleum Corp., 7.25%, 5/01/13	300	297,750
		30,884,081
Paper & Forest Products—1.4%
Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (a)	1,000	490,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

CORTS	Corporate Backed Trust Securities
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PPLUS	Preferred Plus
REIT	Real Estate Investment Trust
SATURNS	Structured Asset Trust Unit Repackagings

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
Ainsworth Lumber Co. Ltd.:
6.551%, 10/01/10 (a)		$900	$414,000
7.25%, 10/01/12		100	46,000
Bowater, Inc., 5.776%, 3/15/10 (a)		2,040	1,723,800
Domtar Corp., 7.125%, 8/15/15		20	19,050
NewPage Corp. 9.123%, 5/01/12 (a)		1,500	1,507,500
Verso Paper Holdings LLC, Series B, 6.623%, 8/01/14 (a)		1,215	1,117,800
			5,318,150
Pharmaceuticals—0.4%
Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (a)		1,750	1,522,500
Real Estate Management & Development—1.3%
Rouse Co. LP, 5.375%, 11/26/13		6,350	5,070,640
Road & Rail—0.0%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (a)		150	116,250
Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc.:
8.875%, 12/15/14		60	48,750
9.125%, 12/15/14 (c)		75	58,312
			107,062
Specialty Retail—0.3%
AutoNation, Inc.:
4.713%, 4/15/13 (a)		70	59,150
7%, 4/15/14		60	53,400
General Nutrition Centers, Inc., 7.199%, 3/15/14 (a)(c)		500	416,936
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12		380	262,200
Michaels Stores, Inc., 10%, 11/01/14		210	181,912
			973,598
Tobacco—0.5%
Reynolds American, Inc., 7.625%, 6/01/16		2,000	2,083,626
Wireless Telecommunication Services—1.3%
Centennial Communications Corp., 8.541%, 1/01/13 (a)		1,250	1,206,250
iPCS, Inc., 4.998%, 5/01/13 (a)		1,755	1,579,500
Nordic Telephone Co. Holdings ApS, 10.107%, 5/01/16 (g)	EUR	1,500	2,326,259
			5,112,009
Total Corporate Bonds—19.4%			75,625,332

Foreign Government Obligations
Brazilian Government International Bond:
8.551%, 6/29/09		$9,435	9,953,925
10.25%, 6/17/13		475	581,163
Colombia Government International Bond, 8.541%,3/17/13 (a)(g)		1,200	1,272,000
Costa Rica Government International Bond, 9.335%, 5/15/09 (g)		3,200	3,323,200
Islamic Republic of Pakistan, 6.75%, 2/19/09 (g)		1,600	1,566,486
Malaysia Government International Bond, 8.75%, 6/01/09		800	834,206
Mexican Bonos Series M, 9%, 12/22/11	MXN	13,520	1,328,521
Republic of Venezuela, 6.18%, 4/20/11 (a)(g)		$4,000	3,588,000
South Africa Government International Bond, 7.375%, 4/25/12		2,400	2,532,000
Turkey Government International Bond, 7%, 9/26/16		2,735	2,618,762
Ukraine Government International Bond:
6.391%, 8/05/09 (a)(b)		16,100	16,180,500
6.875%, 3/04/11 (b)		2,800	2,744,000
Uruguay Government International Bond, 6.875%, 1/19/16	EUR	950	1,491,994
Total Foreign Government Obligations—12.3%			48,014,757

Floating Rate Loan Interests	Par (000)		Value
Aerospace & Defense—1.5%
DynCorp Term Loan C, 4.625%, 6/28/12		$870	$831,421
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit, 2.596%, 3/31/14		187	175,990
Term Loan B, 4.801%, 3/31/14		3,215	3,012,368
IAP Worldwide Services, Inc. First Lien Term Loan, 9.00%, 12/20/12		1,042	841,971
Wesco Aircraft Hardware Corp. First Lien Term Loan, 4.95%, 9/25/13		972	941,502
			5,803,252
Airlines—0.5%
US Airways Group, Inc. Term Loan B, 4.883%, 3/22/14		1,980	1,294,920
United Air Lines, Inc. Term Loan B, 4.31%—4.938%, 1/30/14		718	532,764
			1,827,684
Auto Components—2.8%
Allison Transmission Term Loan B, 5.23%—5.74%, 8/07/14		5,982	5,325,625
Dana Corp. Term Loan B, 6.75%, 1/31/15		2,522	2,299,903
Delphi Automotive Systems:
Delay Draw Term Loan, 8.50%, 12/31/08		184	172,226
Term Loan, 8.50%, 12/31/08		1,407	1,311,387
GPX International Tire Corp. Term Loan B, 9.72%—11.00%, 4/06/12		896	627,232
Mark IV Industries First Lien Term Loan, 7.14%—8.26%, 6/01/11		863	630,070
Metaldyne Corp.:
Letter of Credit, 3.146%—6.50%, 1/15/12		103	67,760
Term Loan B, 6.563%, 1/15/14		706	460,765
			10,894,968
Beverages—0.3%
Culligan International Second Lien Term Loan, 9.214%—9.615%, 4/24/13	EUR	1,000	787,228
Le-Nature’s, Inc. Term Loan B, 9.50%, 12/28/12 (d)(e)		$1,000	570,000
			1,357,228
Biotechnology—0.2%
Talecris Biotherapeutics, Inc. First Lien Term Loan, 6.18%, 11/13/14		965	883,067
Building Products—2.5%
Armstrong World Term Loan B, 4.233%, 10/02/13		194	187,955
Building Material Corp. of America First Lien Term Loan, 5.688%, 2/22/14		2,462	2,177,056
Custom Building Products Second Lien Term Loan, 7.801%, 4/29/12		1,500	1,200,000
Lafarge Roofing SA:
Term Loan B, 4.506%, 5/01/15		230	155,104
Term Loan B, 6.856%, 5/01/15	EUR	845	888,717
Term Loan C, 4.756%, 5/01/16		$230	155,104
Term Loan C, 7.106%, 5/01/16	EUR	842	885,562
Masonite International:
Term Loan, 4.63%—4.92%, 4/06/13		$241	223,041
Term Loan B, 4.63%—5.046%, 4/06/13		242	223,421
Momentive Performance Materials, Inc., Term Loan B, 4.689%, 12/04/13		2,473	2,258,446
United Subcontractors Inc. First Lien Term Loan, 7.25%—7.566%, 12/27/12		2,265	1,325,484
			9,679,890
Capital Markets—0.1%
Marsico Parent Company, LLC Term Loan B, 5.50%—7.25%, 11/14/14		497	417,900
Chemicals—9.4%
Brenntag AG:
Second Lien Term Loan, 5.794%, 1/19/13		392	365,236
Second Lien Term Loan, 7.794%, 7/17/15		1,000	802,500
Term Loan B, 6.793%, 11/24/37	EUR	500	738,223
Term Loan B2, 5.794%, 1/24/13		$1,607	1,494,764

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	9

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
Chemicals (concluded)
British Vita Plc Mezzanine, 10.205%, 7/22/13	EUR	1,945	$2,312,636
Cognis Deutschland:
Term Loan A, 6.961%, 11/17/13		803	1,153,431
Term Loan B, 6.961%, 11/16/13		196	282,473
Flint Group Term Loan, 4.88%, 12/20/14		$1,000	868,333
Huish Detergents, Inc. First Lien Term Loan, 4.81%, 4/15/14		1,250	1,125,000
Ineos Group Plc:
Term Loan A, 4.664%—4.635%, 2/20/13		1,523	1,378,605
Term Loan B, 4.885%, 2/20/15		1,715	1,543,500
Term Loan C, 5.385%, 2/20/14		1,715	1,543,500
Innophos Holdings, Inc. Term Loan B, 4.81%, 8/13/10		2,318	2,271,818
Invista:
Term Loan, 4.301%, 4/29/11		1,227	1,172,233
Term Loan B1, 4.301%, 4/29/11		2,315	2,211,450
Lucite International Finance Plc, 13.805%, 7/03/14 (c)	EUR	1,067	1,075,646
MacDermid, Inc. Term Loan C, 7.204%, 12/15/13		1,796	2,545,267
Nalco Co. Tranche B Term Loan, 4.23%—4.92%, 11/04/10		$1,629	1,608,472
PQ Corp.:
First Lien Term Loan, 6.15%, 5/29/15		2,000	1,877,500
Second Lien Term Loan, 9.40%, 5/29/16		2,250	1,957,500
Rockwood Specialties Group, Inc. Tranche D Term Loan, 4.399%, 12/10/12		2,775	2,668,812
Viridian Group Plc Term Loan:
9.766%, 4/20/12	EUR	1,787	2,511,532
8.744%, 12/21/12	GBP	1,800	3,137,138
			36,645,569
Commercial Services & Supplies—3.7%
Aramark Corp.:
Letter of Credit, 5.198%, 1/30/14		$184	174,127
Term Loan B, 4.571%, 1/30/14		2,907	2,740,875
Brickman Group, Inc. Term Loan, 4.801%, 1/30/14		1,036	959,109
EnviroSolutions Term Loan B, 8.25%, 7/01/12		2,000	1,790,000
Euramax International Plc Second Lien Term Loan, 10.978%, 6/29/13		1,214	813,571
John Maneely Co. Term Loan B, 5.966%—6.020%, 12/15/13		1,766	1,645,030
Kion GmbH:
Term Loan B, 4.563%, 3/15/15		250	232,125
Term Loan C, 5.063%, 3/15/16		250	232,125
Language Line Services Term Loan B1, 6.06%, 11/14/11		605	566,376
Sirva Worldwide Tranche B Term Loan, 6.21%, 12/01/10 (d)(e)		322	144,937
Synagro Technologies, Inc.:
Second Lien Term Loan, 7.44%, 10/01/14		500	355,000
Term Loan B, 4.69%—4.70%, 3/31/14		1,496	1,292,361
Thermo Fluids, Inc. Term Loan, 5.88%—6.39%, 6/27/13		1,192	834,694
West Corp. Term Loan, 4.858%—5.295%, 10/31/13		2,955	2,701,801
			14,482,131
Communications Equipment—1.3%
Alltel Corp.:
Term Loan B2, 5.55%, 5/16/15		1,492	1,481,661
Term Loan B3, 5.564%, 5/18/15		3,482	3,457,208
			4,938,869
Computers & Peripherals—1.3%
Intergraph Corp. Term Loan:
4.646%, 5/15/14		1,168	1,119,021
8.646%, 11/15/14		750	723,750
Reynolds and Reynolds Co. First Lien Term Loan, 4.383%, 10/31/12		3,627	3,446,387
			5,289,158

Floating Rate Loan Interests	Par (000)		Value
Construction & Engineering—0.9%
Brand Energy & Infrastructure Services, Inc.:
Letter of Credit, 2.688%, 2/15/14		$500	$456,875
Term Loan B, 5.00%—5.188%, 2/15/14		992	907,181
Term Loan B, 8.688%—8.938%, 2/15/15		500	445,625
Grupo Ferrovial SA (BAA) Second Lien Term Loan, 9.935%, 4/07/11	GBP	982	1,713,596
			3,523,277
Construction Materials—0.3%
Headwaters, Inc. Term Loan B-1, 4.49%, 4/30/11		$1,312	1,253,437
Containers & Packaging—3.7%
Atlantis Plastics Second Lien Term Loan, 12.25%, 3/22/12 (d)(e)		500	125,000
Consolidated Container Co. LLC Second Lien Term Loan, 7.983%—8.399%, 10/15/14		550	250,250
Graham Packaging Co. LP Term Loan B, 4.875%—5.00%, 4/15/11		3,139	3,006,139
Graphic Packaging International Corp. Term Loan B, 5.542%, 5/16/14		1,990	1,917,449
Mivisa Envases SAU Term Loan B, 7.376%, 6/03/15	EUR	1,000	1,376,665
Owens-Illinois, Inc. Term Loan D, 5.972%, 6/14/13		1,915	2,743,726
Pregis Corp. Term Loan B, 7.454%, 9/30/12		486	689,021
SCA Packaging Second Lien Term Loan, 8.18%, 3/07/15		$500	150,000
Smurfit Kappa Group:
Term Loan B1, 6.349%—6.836%, 7/16/14	EUR	750	1,097,915
Term Loan C1, 6.599%—7.086%, 7/16/15		750	1,097,915
Smurfit-Stone Container Corp. Term Loan B, 4.50%, 11/01/11		$140	135,686
Solo Cup Co. Term Loan, 5.96%—6.59%, 2/27/11 (b)		1,810	1,771,101
			14,360,867
Distributors—0.3%
Keystone Automotive Operations, Inc. Term Loan B, 5.95%—6.399%, 1/15/12		1,672	1,329,693
Diversified Consumer Services—0.7%
Coinmach Laundry Corp. Term Loan B, 5.70%—7.00%, 11/15/14		3,000	2,760,000
Diversified Financial Services—1.0%
JG Wentworth Manufacturing Term Loan B, 4.921%, 4/15/14		3,800	3,135,000
Professional Services Term Loan, 5.14%, 10/31/12		752	676,849
			3,811,849
Diversified Telecommunication Services—6.5%
Cavalier Telephone Term Loan B, 10.50%, 12/15/12		388	318,262
Country Road Communications Second Lien Term Loan, 10.24%, 7/15/13		500	485,000
Eircom Group Plc:
Second Lien Term Loan, 8.981%, 2/14/16	EUR	1,000	1,413,468
Term Loan B, 6.606%, 8/14/14		3,000	4,400,743
Term Loan C, 6.856%, 8/14/13		3,000	4,404,994
Iowa Telecom Term Loan B, 4.43%—4.54%, 11/23/11		$2,000	1,930,000
TDC A/S ex-Tele Danmark AS:
Term Loan, 6.59%, 4/06/15	EUR	1,091	1,671,217
Term Loan B, 6.34%, 4/06/14		911	1,395,810
Time Warner Telecom Term Loan B, 4.49%, 2/23/14		$1,484	1,419,995
Wind Telecomunicazione SpA:
Term Loan A, 6.225%—6.645%, 9/22/12	EUR	1,307	1,952,391
Term Loan B, 7.17%, 9/22/13		2,000	3,039,749
Term Loan C, 7.744%, 9/22/14		2,000	3,039,749
			25,471,378
Electric Utilities—0.3%
Astoria Generating Company Acquisitions, LLC First Lien Term Loan, 4.43%, 2/23/13		$444	427,522
TPF Generation Holdings LLC:
First Lien Term Loan, 4.801%, 11/28/13		742	715,592
Letter of Credit, 2.596%, 11/28/13		150	144,991

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
Electric Utilities (concluded)
Revolving Credit, 2.596%, 11/28/13		$47	$45,452
			1,333,557
Electrical Equipment—0.4%
Electrical Components International Holdings Second Lien Term Loan, 9.46%, 5/05/14		500	225,000
Generac Power Systems, Inc. First Lien Term Loan, 5.184%, 11/15/13		1,479	1,226,693
			1,451,693
Electronic Equipment & Instruments—1.6%
Deutsch Connectors Second Lien Term Loan, 7.384%, 1/27/16		500	415,000
Flextronics International Ltd.:
Delay Draw Term Loan, 7.455%, 10/01/14		223	203,218
Delay Draw Term Loan, 4.963%, 10/05/14		549	500,449
Term Loan B, 4.95%, 10/01/14		1,931	1,757,747
Term Loan B2, 6.50%, 10/01/14		774	704,667
SafeNet, Inc. Second Lien Term Loan, 8.96%, 5/11/15		2,000	1,660,000
Tinnerman Palnut Second Lien Term Loan, 11.85%, 11/01/11		2,119	1,059,771
			6,300,852
Energy Equipment & Services—1.1%
Dresser, Inc.:
First Lien Term Loan, 4.983%, 5/15/14		974	935,446
Second Lien Term Loan, 8.469%, 5/15/15		1,500	1,442,812
MEG Energy Corp. Term Loan B, 4.80%, 4/03/13		488	466,451
Trinidad Energy Services Term Loan, 4.959%, 4/15/11		1,467	1,379,450
			4,224,159
Food & Staples Retailing—4.0%
Advantage Sales & Marketing Term Loan B, 4.48%—4.70%, 4/15/13		973	911,594
Alliance Boots Plc Term Loan B, 7.087%, 7/09/15	GBP	2,500	4,531,421
Bolthouse Farms, Inc.:
First Lien Term Loan, 5.00%, 11/29/12		$977	945,731
Second Lien Term Loan, 8.301%, 11/29/12		500	471,875
DS Waters LP Term Loan B, 6.459%, 3/31/12		1,000	930,000
Dole Food Co., Inc.:
Letter of Credit, 2.58%, 4/12/13		138	128,731
Term Loan B, 4.75%—6.25%, 4/12/13		305	283,129
Term Loan C, 4.875%—6.25%, 4/04/13		1,017	943,762
IGLO Birds Eye:
Mezzanine, 13.951%, 11/02/15	GBP	382	698,123
Term Loan B, 7.018%, 10/27/19	EUR	500	758,145
Term Loan C, 7.393%, 10/27/15		488	741,031
McJunkin Corp. Term Loan B, 6.051%, 1/30/14		$985	965,711
Roundy’s, Inc. Term Loan B, 5.23%, 10/22/11		1,369	1,311,691
Sturm Foods, Inc.:
First Lien Term Loan, 5.438%, 1/30/14 (c)		1,855	1,567,639
Second Lien Term Loan, 8.938%, 6/30/14		750	455,000
			15,643,583
Food Products—2.7%
Fresh Start Bakeries:
First Lien Term Loan, 4.938%, 9/29/13		496	451,587
Second Lien Term Loan, 8.438%, 3/29/14		500	430,000
Jetro Holdings, Inc. Term Loan, 5.05%, 5/11/14		1,453	1,358,672
OSI Industries Term Loan B, 4.671%—4.801%, 9/02/11		3,358	3,308,691
United Biscuits Finance Plc Term Loan B:
6.829%, 12/14/14	EUR	534	768,562
7.962%, 1/23/15	GBP	1,651	2,959,895
Weetabix Food Co. Term Loan, 13.968%, 7/26/14 (c)		612	1,079,275
			10,356,682

Floating Rate Loan Interests	Par (000)		Value
Gaming—0.1%
Golden Nugget, Inc., Delay Draw Term Loan, 4.47%, 6/30/13		$272	$248,182
Health Care Equipment & Supplies—3.7%
Arizant, Inc. Term Loan B, 5.178%, 7/14/10		2,840	2,755,064
Bausch & Lomb, Inc.:
Delay Draw Term Loan, 6.051%, 4/26/15		300	293,994
Term Loan B, 6.051%, 4/26/15		1,196	1,170,097
Biomet, Inc. Term Loan B:
5.801%, 12/28/14		497	486,714
7.954%, 3/25/15	EUR	2,553	3,899,866
Molnlycke HealthCare AB:
Second Lien Term Loan, 8.214%, 10/09/16		500	629,782
Term Loan B, 6.374%, 4/09/15		1,500	2,150,608
Term Loan C, 6.726%, 4/09/16		1,382	1,982,300
Select Medical Term Loan B, 4.63%—6.25%, 2/24/12		$965	893,933
			14,262,358
Health Care Providers & Services—3.6%
CCS Medical First Lien Term Loan, 5.93%, 10/31/12		718	607,416
Capio AB Term Loan C, 7.212%, 4/15/16	EUR	1,500	2,267,217
Community Health Systems, Inc.:
Delay Draw Term Loan, 0.50%, 6/18/14		$233	220,166
Term Loan B, 4.733%—4.899%, 6/18/14		4,573	4,304,892
HealthSouth Corp. Term Loan B, 5.29%, 3/12/14		2,402	2,265,863
National Renal Institutes Term Loan B, 5.051%, 4/07/13		465	402,503
Surgical Care Affiliates Term Loan B, 5.051%, 12/26/14		497	430,327
US Oncology Holdings, Inc. Term Loan B, 5.446%—5.649%, 8/20/11		2,746	2,633,173
Vanguard Health Systems Term Loan B, 5.051%, 9/23/11		972	935,144
			14,066,701
Hotels, Restaurants & Leisure—4.0%
Golden Nugget, Inc.:
Term Loan, 4.49%, 5/30/14		477	434,318
Term Loan Second Lien, 5.74%, 11/30/14		1,000	690,000
Green Valley Ranch Gaming LLC Term Loan,:
4.644%—4.671%, 1/29/12		475	403,837
5.894%, 8/30/14		1,500	945,000
Harrah’s Entertainment, Inc.:
Term Loan B2, 5.801%—5.906%, 1/29/15		5,386	4,911,443
Term Loan B3, 5.801%—5.906%, 1/29/15		908	828,459
Harrah’s Operating Term Loan B, 5.801%, 1/31/15		316	289,458
OSI Restaurant Partners, Inc.:
Revolving Credit, 2.596%, 5/15/14		39	33,370
Term Loan B, 5.125%, 5/15/14		403	344,551
Penn National Gaming, Inc. Term Loan B, 4.23%, 10/03/12		2,500	2,415,625
QCE LLC Second Lien Term Loan, 8.551%, 11/05/13		2,500	2,068,750
Travelport, Inc. Standby Letter of Credit, 4.946%, 8/31/13		46	42,001
Universal City Development Term Loan B, 4.21%—4.47%, 6/09/11		925	897,691
Wembley, Inc.:
First Lien Term Loan, 6.63%—7.19%, 8/12/12		972	632,432
Second Lien Term Loan, 6.93%—7.19%, 2/12/13		1,500	487,500
			15,424,435
Household Durables—0.8%
American Residential Services Second Lien Term Loan, 12%, 4/17/15 (f)		2,000	1,971,658
Berkline Corp. First Lien Term Loan, 8.488%, 11/10/11 (f)		94	4,735
Josten’s, Inc. Term Loan B, 5.171%, 10/04/11		1,300	1,277,368
			3,253,761
Household Products—0.3%
VJCS Acquisition Term Loan B, 4.788%—5.23%, 4/30/14		1,100	1,003,750

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	11

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
IT Services—3.0%
Activant Solutions Term Loan B, 4.688%—4.75%, 5/02/13		$465	$411,340
Affiliated Computer Services Term Loan B, 4.483%, 3/20/13		731	707,254
Audio Visual Services Corp. Second Lien Term Loan, 8.20%, 9/15/14		1,000	890,000
Ceridian Corp. Term Loan, 5.48%, 11/07/14		2,000	1,865,000
First Data Corp.:
Term Loan B, 5.231%—5.552%, 9/24/14		2,484	2,277,804
Term Loan B2, 5.552%, 9/24/14		500	458,500
Term Loan B3, 5.551%, 9/24/14		997	915,611
RedPrairie Corp. Term Loan:
5.688%, 7/31/12		980	921,200
9.27%, 1/31/13		1,250	1,075,000
SunGard Data Systems, Inc. Term Loan B, 4.508%, 2/28/14		2,425	2,293,066
			11,814,775
Independent Power Producers & Energy Traders—3.4%
The AES Corp. Term Loan, 7.00%—7.19%, 8/10/11		1,500	1,477,500
Mirant Corp. Term Loan B, 4.131%, 1/26/13		1,348	1,299,942
TXU Corp.:
Term Loan B-1, 5.948%—6.30%, 10/10/14		498	461,160
Term Loan B-2, 5.948%—6.478%, 10/14/29		1,736	1,606,127
Term Loan B-3, 6.234%—6.478%, 10/10/14		8,942	8,263,410
			13,108,139
Industrial Conglomerates—0.1%
Trimas Corp.:
Letter of Credit, 2.553%, 8/02/11		93	88,359
Term Loan B, 5.157%, 8/02/13		399	376,190
			464,549
Insurance—0.7%
Alliant Insurance Services Term Loan B, 5.801%, 10/23/14		992	932,950
Conseco Term Loan B, 4.483%, 10/10/13		736	639,250
Sedgwick Claims Management Service, Inc. Term Loan B, 4.946%, 3/03/13		1,069	1,021,832
			2,594,032
Internet & Catalog Retail—0.4%
FTD Flowers Term Loan, 4.233%, 7/28/13		406	390,433
Oriental Trading:
First Lien Term Loan, 4.74%—4.90%, 7/31/13		955	790,767
Second Lien Term Loan, 8.39%, 1/31/14		500	358,334
			1,539,534
Leisure Equipment & Products—0.8%
24 Hour Fitness Term Loan B, 4.99%—7.22%, 6/08/12		977	918,850
Kerasotes Showplace Theatres LLC Term Loan B, 4.688%, 11/01/11		555	533,263
True Temper Sports, Inc. Term Loan B, 4.631%, 3/15/11		233	218,274
Wallace Theater Corp. First Lien Term Loan, 6.56%, 8/09/09		1,631	1,501,434
			3,171,821
Life Sciences Tools & Services—0.2%
Quintiles Transnational Term Loan B, 4.81%, 3/21/13		977	942,066
Machinery—3.4%
Blount, Inc. US Term Loan B, 4.209%, 8/09/10		597	573,484
Chart Industries, Inc. Term Loan B, 4.483%—4.50%, 10/17/12		222	215,555
Invensys Plc:
Term Loan, 7.909%, 12/09/10	GBP	451	889,450
Term Loan A, 4.71%, 12/15/10		$952	943,412
Lincoln Industrials:
Delay Draw Term Loan, 5.40%, 7/11/14		270	253,800
First Lien Term Loan, 5.40%, 7/11/14		720	676,800

Floating Rate Loan Interests		Par (000)	Value
Machinery (concluded)
NACCO Materials Handling Group Term Loan B, 4.483%, 3/21/13		$490	$436,100
Navistar International Transportation Corp.:
Revolving Credit, 2.45%—6.149%, 6/30/12		1,333	1,258,333
Term Loan, 6.149%—6.292%, 6/30/12		3,666	3,460,417
OshKosh Truck Corp. Term Loan B, 4.20%—4.43%, 11/30/13		2,443	2,286,942
Standard Steel:
Delay Draw Term Loan, 4.89%—4.99%, 6/21/12		82	74,063
First Lien Term Loan, 5.31%—6.75%, 6/21/12		408	367,500
Stolle Machinery First Lien Term Loan, 5.50%, 9/14/12		982	923,550
Wastequip:
Delay Draw Term Loan, 5.051%, 1/17/13		287	234,602
Term Loan B, 5.051%, 1/17/13		683	557,179
			13,151,187
Marine—1.2%
Dockwise Shipping BV:
Second Lien Term Loan, 7.196%, 10/26/16		1,650	1,435,500
Term Loan B, 5.071%—5.571%, 4/26/15		1,733	1,622,217
Term Loan C, 5.571%—5.676%, 4/26/16		1,733	1,622,217
			4,679,934
Media—30.4%
Acosta, Inc. Term Loan, 4.74%, 2/28/14		1,473	1,390,851
Affinion Group, Inc., Term Loan, 9.267%, 3/01/12		975	812,906
Alix Partners Term Loan B, 4.71%, 10/30/13		931	894,210
Atlantic Broadband Finance Term Loan B, 5.06%, 2/27/14		1,960	1,888,317
Bresnan Telecommunications Second Lien Term Loan, 7.37%—7.52%, 3/31/14		250	230,000
Cablevision Systems Corp., Term Loan, 4.225%, 3/28/13		4,407	4,180,216
Casema NV (Essent Kablecom):
Term Loan B, 6.967%, 11/02/14	EUR	1,625	2,455,693
Term Loan C, 7.467%, 11/02/15		1,625	2,455,693
Catalina Marketing Group Term Loan, 5.801%, 10/01/14		$2,489	2,331,239
Cequel Communications LLC Term Loan B, 4.728%—6.00%, 11/05/13		6,912	6,464,916
Charter Communications, Inc. Term Loan B, 4.90%, 4/30/14		4,970	4,354,407
Choice Cable Second Lien Term Loan, 10.25%, 1/28/12		692	553,846
Cinemark Term Loan, 4.43%—5.75%, 10/05/13		1,105	1,050,738
ClientLogic Holding Corp. Term Loan B, 4.88%—6.50%, 1/30/14		1,451	1,132,483
Cumulus Media Term Loan B, 4.131%—4.233%, 5/21/14		1,472	1,301,460
Dex Media West Term Loan B2, 7%, 10/22/14		2,000	1,943,750
DirecTV Holdings LLC Term Loan C, 5.25%, 4/13/13		1,700	1,687,675
Discovery Communications Term Loan B, 4.696%, 5/15/13		1,989	1,943,290
Education Media and Publishing:
First Lien Term Loan B, 6.475%, 11/14/14		2,636	2,412,273
Second Lien Term Loan, 11.975%, 11/14/14		6,916	5,740,362
Emmis Operating Co. Term Loan B, 4.671%, 11/02/13		480	422,269
Formula One Group Term Loan B, 7.093%, 12/31/13		964	916,071
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 4.65%—4.72%, 9/15/14		591	415,153
Term Loan B, 4.65%, 9/15/14		1,385	972,419
Gray Communications Systems, Inc. Term Loan B, 4.19%, 9/18/14		2,241	1,994,530
HIT Entertainment Ltd.:
First Lien Term Loan, 4.79%, 8/31/12		1,098	977,265
Second Lien Term Loan, 8.29%, 2/24/13		1,000	830,000
Hanley-Wood LLC Term Loan B, 4.938%—4.96%, 3/07/14		1,990	1,549,712

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
Media (concluded)
Hargray Communications Group:
First Lien Term Loan, 4.946%, 6/18/14		$1,000	$912,500
Second Lien Term Loan, 8.196%, 6/18/14		500	420,000
Idearc, Inc. Term Loan B, 4.39%—4.80%, 11/15/14		1,712	1,365,018
Insight Midwest Holdings LLC Term Loan B, 4.69%, 4/06/14		2,700	2,589,014
Kabel Deutschland GmbH Term Loan, 6.14%, 6/01/12	EUR	4,000	5,825,487
Liberty Cablevision of Puerto Rico Term Loan B, 4.776%, 3/01/13		$1,485	1,291,950
Local TV LLC Term Loan, 4.80%, 5/15/13		750	650,625
Mediacom Broadband Group Tranche A Term Loan, 3.95%—3.99%, 3/31/10		1,057	1,014,788
Mediacom Communications Term Loan D, 4.20%—4.24%, 1/31/15		1,477	1,351,912
Mediacom LLC Term Loan C, 4.20%—4.24%, 1/31/15		2,442	2,233,681
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 6.051%, 4/30/11		2,932	2,394,178
Multicultural Radio Broadcasting Inc. Term Loan, 5.42%—6.75%, 12/15/12		349	315,845
NTL Cable Plc:
Second Lien Term Loan, 8.267%, 7/17/13	GBP	1,500	2,690,843
Term Loan, 7.657%, 11/19/37		2,029	3,716,862
National Cinemedia LLC Term Loan B, 4.54%, 2/28/15		$1,000	913,393
New Vision Television:
First Lien Term Loan, 9.19%, 10/26/14		1,500	1,170,000
Term Loan B, 5.69%, 10/21/13		825	743,065
Term Loan B, 5.69%, 10/21/13		169	152,424
New Wave Communications:
Delay Draw Term Loan, 5.88%—8.00%, 6/30/13		236	216,530
Term Loan B, 5.983%, 6/30/13		931	875,140
Nexstar Broadcasting Group:
Term Loan, 4.446%, 10/01/12		1,892	1,759,935
Term Loan B, 4.649%, 10/01/12		1,791	1,665,779
Nielsen Finance LLC Term Loan B, 4.734%, 8/15/13		3,936	3,664,219
PagesJaunes Group:
Term Loan, 8.722%, 1/11/17	EUR	500	649,463
Term Loan B, 6.722%, 1/11/15		968	1,276,793
Term Loan C, 7.222%, 1/11/16		968	1,276,793
Penton Media Term Loan:
4.733%—5.149%, 2/15/13		$1,110	927,633
7.899%, 2/15/14		1,000	715,000
ProSiebenSat 1 Media AG:
Term Loan B, 6.77%—7.075%, 6/28/15	EUR	500	571,302
Term Loan C, 6.77%—7.02%, 6/28/15		1,000	1,142,605
Quebecor Media, Inc. Term Loan B, 4.713%, 1/17/13		$733	707,466
San Juan Cable Term Loan B, 9.47%, 3/15/13		1,687	1,497,560
Thomson Learning Inc.:
Term Loan, 4.88%—4.98%, 6/30/14		1,985	1,797,418
Term Loan B2, 6.42%, 7/05/14		3,750	3,731,250
United Pan Europe Communications Term Loan M, 6.437%, 11/19/37	EUR	3,766	5,367,734
Univision Communications, Inc. First Lien Term Loan, 4.631%—5.149%, 9/30/14		$2,202	1,805,101
Wallace Theater Corp. Second Lien Term Loan, 10.31%, 8/09/09		2,500	2,200,000
Yell Group Plc Term Loan B, 6.374%, 4/30/11	EUR	2,500	3,595,943
			118,496,993
Metals & Mining—0.4%
Algoma Steel Term Loan B, 4.99%, 6/14/14		$708	667,866
Compass Minerals Group, Inc. Term Loan, 3.99%—6.59%, 12/22/12		782	753,150
			1,421,016
Multi-Utilities—1.2%
Coleto Creek:
Letter of Credit, 2.596%, 7/31/13		127	115,923
Term Loan B, 5.446%, 7/31/13		1,807	1,644,809

Floating Rate Loan Interests		Par (000)	Value
Multi-Utilities (concluded)
MACH Gen LLC:
Letter of Credit, 2.446%, 2/22/14		$70	$67,887
Term Loan, 4.638%, 2/22/14		670	647,062
NE Energy:
Letter of Credit, 5.196%, 10/03/13		158	148,760
Second Lien Term Loan, 7.313%, 10/31/14		750	667,500
Term Loan B, 5.31%, 10/31/13		1,290	1,210,916
			4,502,857
Multiline Retail—0.4%
Neiman Marcus Group, Inc. Term Loan, 4.422%, 4/06/13		1,439	1,369,680
Oil, Gas & Consumable Fuels—1.5%
Big West Oil & Gas:
Delay Draw Term Loan, 4.483%, 5/15/14		425	396,844
Term Loan B, 4.483%, 5/15/14		440	410,850
CR Gas Storage:
Bridge Loan, 4.232%, 5/08/11		28	27,708
Delay Draw Term Loan, 4.229, 5/08/13		50	48,777
Term Loan, 4.534%, 5/08/13		454	436,286
Term Loan B, 4.198%, 5/08/13		75	72,007
Coffeyville Resources LLC:
Letter of Credit, 2.691%, 12/21/13		324	305,676
Term Loan B, 5.448%—7.00%, 12/21/13		1,052	991,936
Drummond Oil Term Loan B, 4%, 2/15/12		1,500	1,455,000
MAPCO, Inc. Term Loan, 5.14%—5.29%, 4/28/11		799	751,471
Western Refining Co. LP Term Loan B, 4.64%, 3/15/14		919	854,936
			5,751,491
Other—1.0%
Avio Holding SpA Term Loan, 8.718%, 9/25/16		1,017	932,481
Clarke American Corp. Term Loan B, 5.198%, 3/12/13		1,982	1,655,377
Jarden Corp. Term Loan B3, 5.20%—5.301%, 1/24/12		1,243	1,144,222
			3,732,080
Paper & Forest Products—1.8%
Boise Cascade Holdings LLC Second Lien Term Loan, 6.313%, 2/05/15		997	997,321
Cenveo, Inc.:
Delay Draw Term Loan, 4.551%, 9/07/13		11	10,490
Term Loan C, 4.551%, 9/07/13		233	218,694
Georgia-Pacific Corp. First Lien Term Loan B, 4.399%—4.74%, 2/14/13		4,267	4,023,070
NewPage Corp., Term Loan B, 6.563%, 12/07/14		1,492	1,480,187
Verso Paper Holdings LLC, Term Loan B, 8.709%, 2/01/13		336	318,920
			7,048,682
Personal Products—0.7%
American Safety Razor Co. Second Lien Term Loan, 8.74%—8.895%, 1/25/14		1,500	1,380,000
Prestige Brands Term Loan B1, 4.733%—5.163%, 10/06/10		1,522	1,491,946
			2,871,946
Pharmaceuticals—1.6%
Pharmaceutical Technologies & Services (PTS) Term Loan, 6.978%, 4/15/14	EUR	2,475	3,429,165
Warner Chilcott:
Term Loan B, 4.696%—4.884%, 1/18/12		$1,915	1,856,841
Term Loan C, 4.696%—4.884%, 1/30/13		824	799,039
			6,085,045
Real Estate Management & Development—2.0%
Capital Automotive REIT Term Loan B, 4.21%, 12/16/10		2,000	1,928,750
Enclave First Lien Term Loan, 6.14%, 3/01/12		2,000	1,735,154
Georgian Towers Term Loan, 6.14%, 3/01/12		2,000	1,694,494
Pivotal Promontory Second Lien Term Loan, 12%, 8/11/11 (d)(e)		750	112,500

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	13

Schedule of Investments (continued)	BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp. Term Loan B, 5.475%, 9/22/14		$1,980	$1,677,343
Yellowstone Club Term Loan B, 4.756%, 10/15/10		735	601,813
			7,750,054
Road & Rail—0.8%
Rail America, Inc.:
Term Loan, 4.93%, 10/05/08		1,750	1,715,000
Term Loan B, 0%, 6/23/09		1,500	1,485,000
			3,200,000
Semiconductors & Semiconductor Equipment—0.2%
Marvell Technology Group Term Loan B, 4.983%, 11/15/09		731	702,600
Software—0.4%
Bankruptcy Management Solutions, Inc.:
First Lien Term Loan, 6.49%, 7/06/12		982	901,444
Second Lien Term Loan, 8.733%, 7/06/13		491	365,981
CCC Information Services, Inc. Term Loan B, 5.06%, 2/10/13		413	403,180
			1,670,605
Specialty Retail—2.3%
ADESA, Inc. Term Loan B, 5.06%, 10/30/13		2,477	2,234,384
Burlington Coat Factory Warehouse Corp. Term Loan B, 4.90%, 4/15/13		516	428,764
Claire’s Stores Term Loan B, 5.399%—5.446%, 5/24/14		741	536,472
Orchard Supply Hardware Term Loan B, 4.42%, 12/21/13		1,500	1,320,000
Petco Animal Supplies, Inc. Term Loan, 4.733%—5.149%, 10/31/12		394	362,283
Rent-A-Center Term Loan B, 4.47%—7.15%, 6/30/12		1,256	1,212,467
Sensata Technologies:
Term Loan, 6.847%, 4/27/13	EUR	1,470	2,088,821
Term Loan B, 4.663%, 4/27/13		$972	898,840
			9,082,031
Telecommunications—0.1%
Knology, Inc. Term Loan B, 4.934%, 3/15/12		495	465,300
Textiles, Apparel & Luxury Goods—0.4%
Hanesbrands, Inc. First Lien Term Loan, 4.133%—4.657%, 10/15/13		1,000	966,250
Renfro Corp. Term Loan B, 5.79%—7.25%, 9/30/13		476	381,333
Warnaco, Inc. Term Loan, 4.114%—5.50%, 1/31/13		310	291,714
			1,639,297
Trading Companies & Distributors—0.3%
Beacon Sales Co. Term Loan B, 4.649%—5.75%, 10/31/13		1,228	1,040,837
Wireless Telecommunication Services—1.2%
Centennial Cellular Operating Co. Term Loan, 4.801%, 2/09/11		2,169	2,113,802
IPC Systems Second Lien Term Loan, 7.946%, 5/31/15		500	350,000
NG Wireless:
Delay Draw Term Loan, 0.50%, 11/12/37		140	133,356
Term Loan, 5.131%—6.75%, 7/31/14		609	579,144
NTELOS Inc. Term Loan B, 5.27%, 8/14/11		1,686	1,646,726
			4,823,028
Total Floating Rate Loan Interests—119.5%			465,419,509

Common Stock	Shares	Value
Capital Markets—0.1%
E*Trade Financial Corp. (e)	121,011	$379,975
Total Common Stock—0.1%		379,975

Preferred Stock
Capital Markets—0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)	100	88,000
Total Preferred Stock—0.0%		88,000

Warrant (h)
Machinery—0.0%
Synventive Molding Solutions (expires 1/15/13)	2	—
Total Warrant—0.0%		—

Other Interests (i)
Health Care Providers & Services—0.0%
Critical Care Systems International, Inc. (f)	947	318
Household Durables—0.0%
Berkline Benchcraft Equity LLC (f)	6,155	0
Total Other Interests—0.0%		318
Total Long-Term Investments
(Cost—$621,053,869)—151.3%		589,527,891

Short-Term Securities	Par (000)
Government Agency Note—8.9%
Federal Home Loan Bank, 2.07%, 7/07/08	$34,700	34,688,028
Government National Bills—0.2%
U.S. Treasury Bills, 1.81%, 7/17/08	600	599,519
Total Short-Term Securities
(Cost—$35,287,547)—9.1%		35,287,547

Options Purchased	Contracts
Call Options Purchased
Marsico Parent Superholdco LLC, expiring December 2019 at $942.86	26	44,850
Total Options Purchased (Cost—$25,422)—0.0%		44,850
Total Investments
(Cost—$656,366,838*)—160.4%		624,860,288
Preferred Shares, at Redemption Value—(15.1)%		(58,832,181)
Liabilities in Excess of Other Assets—(45.3)%		(176,507,773)
Net Assets Applicable to Common Shareholders—100.0%		$389,520,334

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (concluded)	BlackRock Global Floating Rate Income Trust (BGT)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$656,434,716
Gross unrealized appreciation	$11,958,282
Gross unrealized depreciation	(43,532,710)
Net unrealized depreciation	$(31,574,428)
(a)	Variable rate security. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Issuer filed for bankruptcy or is in default of interest payments.
(e)	Non-income producing security.
(f)	Security is fair valued.
(g)	Restricted securities as to resale, representing 6.4% of net assets were as follows:

Issue	Acquisition Date(s)	Cost	Value
Colombia Government International Bond, 8.541%, 3/17/13	2/15/06	$1,311,778	$1,272,000
Costa Rica Government International Bond, 9.335%, 5/15/09	8/30/04	2,037,019	2,077,000
	11/01/04	1,223,523	1,246,200
Islamic Republic of Pakistan, 6.75%, 2/19/09	8/27/04	1,003,034	979,054
	10/27/04	602,834	587,432
Nordic Telephone Co. Holdings ApS, 10.107%, 5/01/16	4/26/06	1,867,951	2,326,259
Pemex Project Funding Master Trust, 6.058%, 10/15/09	8/27/04	4,559,005	4,518,000
	10/27/04	2,734,538	2,710,800
	12/15/04	5,583,800	5,522,000
Republic of Venezuela, 6.18%, 4/20/11	10/26/04	3,715,461	3,588,000
Total		$24,638,943	$24,826,745
(h)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Forward foreign currency contracts as of June 30,2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,300,000		$32,882,642	July 2008	$612,974
GBP	1,400,000		$2,725,915	July 2008	57,489
	$128,976,939	EUR	81,963,132	July 2008	84,657
	$3,158,024	GBP	1,621,000	July 2008	(64,760)
	$18,149,643	GBP	9,302,500	July 2008	(345,079)
	$1,041,616	MXN	11,028,000	July 2008	(23,982)
Total Unrealized Appreciation on Forward Foreign Currency Contracts					$321,299
•	Swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Sold credit default protection on Pagesjaunes Group and receive 2.10%
Broker, Lehman Brothers Special Finance Expires March 2012	EUR	2,000	$(268,889)
Sold credit default protection on BAA Ferovial Junior Term Loan and receive 2.0%
Broker, Deutsche Bank A.G. London Expires June 2012	GBP	1,800	(209,857)
Sold credit default protection LCDX Index receive 5.25%
Broker, UBS Warburg Expires June 2013	EUR	2,012	(60,626)
Bought credit default protection on LCDX Index and pay 3.25%
Broker, UBS Warburg Expires June 2013		$2,250	29,012
Bought credit default protection on LCDX Index and pay 3.25%
Broker, Morgan Stanley Capital Services, Inc. Expires June 2013		$2,000	45,788
Total			$(464,572)
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$379,975	$321,299
Level 2	622,458,752	(419,722)
Level 3	1,976,711	—
Total	$624,815,438	$(98,423)
*	Other financial instruments are swaps, forward foreign currency contracts and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance, as of December 31, 2007	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(98,204)
Net purchases (sales)	2,074,915
Net transfers in/out of Level 3	—
Balance, as of June 30, 2008	$1,976,711

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	15

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense—1.6%
CHC Helicopter Corp., 7.375%, 5/01/14	$680	$705,500
DRS Technologies, Inc.:
6.875%, 11/01/13	170	170,000
7.625%, 2/01/18	170	179,775
Hawker Beechcraft Acquisitions Co. LLC, 8.875%, 4/01/15	140	141,750
Hexcel Corp., 6.75%, 2/01/15	405	393,862
L-3 Communications Corp., 5.875%, 1/15/15	140	129,150
TransDigm, Inc., 7.75%, 7/15/14	300	296,250
		2,016,287
Airlines—0.2%
American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	280	258,300
Auto Components—2.3%
Allison Transmission, Inc. (a):
11%, 11/01/15	130	116,350
11.25%, 11/01/15 (c)	745	640,700
The Goodyear Tire & Rubber Co.:
7.857%, 8/15/11	150	149,062
8.625%, 12/01/11	607	613,070
Lear Corp., 8.75%, 12/01/16	540	421,200
Meritor Automotive Inc., 6.80%, 2/15/09	22	21,642
Metaldyne Corp., 10%, 11/01/13	935	486,200
Stanadyne Corp. Series 1, 10%, 8/15/14	525	509,250
		2,957,474
Automobiles—1.0%
Ford Capital BV, 9.50%, 6/01/10	1,330	1,083,950
Ford Motor Co., 8.90%, 1/15/32	300	192,000
		1,275,950
Building Products—1.4%
CPG International I, Inc., 10.50%, 7/01/13	540	450,900
Momentive Performance Materials, Inc., 11.50%, 12/01/16	945	704,025
Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)	635	582,612
		1,737,537
Chemicals—3.5%
American Pacific Corp., 9%, 2/01/15	400	391,000
Ames True Temper, Inc., 6.713%, 1/15/12 (b)	1,070	920,200
Chemtura Corp., 6.875%, 6/01/16	60	51,900
Hexion U.S. Finance Corp.:
7.176%, 11/15/14 (b)	275	228,250
9.75%, 11/15/14	250	226,250
Huntsman International LLC, 7.375%, 1/01/15	500	437,500
Innophos, Inc., 8.875%, 8/15/14	1,170	1,170,000
Key Plastics LLC, 11.75%, 3/15/13 (a)	205	92,250
MacDermid, Inc., 9.50%, 4/15/17 (a)	755	683,275
Terra Capital, Inc. Series B, 7%, 2/01/17	265	259,700
		4,460,325
Commercial Services & Supplies—3.9%
Aramark Corp., 8.50%, 2/01/15	145	142,100
Casella Waste Systems, Inc., 9.75%, 2/01/13	400	398,000
DI Finance Series B, 9.50%, 2/15/13	904	904,000
FTI Consulting, Inc., 7.75%, 10/01/16	275	281,875
PNA Intermediate Holding Corp., 9.676%, 2/15/13 (b)(c)	450	447,750
Sally Holdings LLC:
9.25%, 11/15/14	90	86,400
10.50%, 11/15/16	529	503,873
Waste Services, Inc., 9.50%, 4/15/14	800	808,000
West Corp.:
9.50%, 10/15/14	375	337,500
11%, 10/15/16	1,195	1,009,775
		4,919,273
Communications Equipment—0.8%
Nortel Networks Ltd.:
6.963%, 7/15/11 (b)	945	893,025
10.75%, 7/15/16 (a)	150	148,500
		1,041,525

Corporate Bonds	Par (000)	Value
Construction Materials—1.2%
Nortek Holdings, Inc., 10%, 12/01/13 (a)	$1,580	$1,508,900
Containers & Packaging—5.8%
Berry Plastics Holding Corp.:
6.651%, 9/15/14 (b)	375	300,000
8.875%, 9/15/14	695	601,175
Crown Americas LLC, 7.75%, 11/15/15	255	255,000
Graphic Packaging International Corp., 9.50%, 8/15/13	65	62,075
Impress Holdings BV, 5.838%, 9/15/13 (a)(b)	775	705,250
Jefferson Smurfit Corp. US, 7.50%, 6/01/13	1,000	825,000
Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13	2,600	2,665,000
Pregis Corp., 12.375%, 10/15/13	1,034	1,000,395
Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	1,140	912,000
		7,325,895
Diversified Financial Services—3.1%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (a)	240	240,000
Ford Motor Credit Co LLC:
8.625%, 11/01/10	140	118,763
5.46%, 1/13/12 (b)	290	206,126
7.80%, 6/01/12	1,500	1,160,109
GMAC LLC:
6.875%, 8/28/12	710	486,192
4.882%, 12/01/14 (a)	560	361,404
6.75%, 12/01/14	405	267,480
8%, 11/01/31	675	439,140
Leucadia National Corp., 8.125%, 9/15/15	600	603,000
		3,882,214
Diversified Telecommunication Services—5.5%
Broadview Networks Holdings, Inc., 11.375%, 9/01/12	440	394,900
Cincinnati Bell, Inc., 7.25%, 7/15/13	2,085	2,032,875
Qwest Capital Funding, Inc., 7%, 8/03/09	230	229,425
Qwest Communications International, Inc., 7.50%, 2/15/14	910	864,500
Qwest Corp., 6.026%, 6/15/13 (b)	850	811,750
Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	1,100	1,155,000
Windstream Corp.:
8.125%, 8/01/13	855	852,863
8.625%, 8/01/16	645	643,388
		6,984,701
Electric Utilities—1.5%
Edison Mission Energy, 7.50%, 6/15/13	35	34,737
Elwood Energy LLC, 8.159%, 7/05/26	462	444,806
Homer City Funding LLC Series B, 8.734%, 10/01/26	150	160,627
NSG Holdings LLC, 7.75%, 12/15/25 (a)	565	556,525
Salton Sea Funding Corp. Series E, 8.30%, 5/30/11	619	666,775
		1,863,470
Electrical Equipment—1.0%
Coleman Cable, Inc., 9.875%, 10/01/12	400	376,000
Superior Essex Communications LLC, 9%, 4/15/12	830	846,600
		1,222,600
Electronic Equipment & Instruments—0.8%
NXP BV, 5.463%, 10/15/13 (b)	440	387,200
Sanmina-SCI Corp.:
6.75%, 3/01/13	80	71,800
8.125%, 3/01/16	645	580,500
		1,039,500
Energy Equipment & Services—2.1%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15	135	134,662
7.75%, 5/15/17	220	220,275
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	100	101,552
North American Energy Partners, Inc., 8.75%, 12/01/11	1,560	1,575,600
SemGroup LP, 8.75%, 11/15/15 (a)	615	596,550
		2,628,639

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Food & Staples Retailing—0.6%
Rite Aid Corp.:
8.125%, 5/01/10	$250	$252,500
7.50%, 3/01/17	680	549,100
		801,600
Food Products—0.8%
Del Monte Corp., 8.625%, 12/15/12	1,010	1,025,150
Gas Utilities—0.3%
El Paso Natural Gas Co., 8.375%, 6/15/32	50	55,835
Targa Resources, Inc., 8.50%, 11/01/13	345	338,100
		393,935
Health Care Equipment & Supplies—2.8%
Biomet, Inc.:
10.375%, 10/15/17 (c)	120	127,200
11.625%, 10/15/17	120	127,200
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15	610	545,950
Hologic, Inc., 2%, 12/15/37 (d)	395	333,775
ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (a)	2,400	2,400,000
		3,534,125
Health Care Providers & Services—2.1%
Community Health Systems, Inc. Series WI, 8.875%, 7/15/15	250	251,562
Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (d)	360	269,100
Tenet Healthcare Corp.:
6.375%, 12/01/11	125	119,688
6.50%, 6/01/12	1,735	1,635,238
United Surgical Partners International, Inc., 8.875%, 5/01/17	416	386,880
		2,662,468
Hotels, Restaurants & Leisure—5.0%
American Real Estate Partners LP, 7.125%, 2/15/13	85	77,137
Caesars Entertainment, Inc., 7.875%, 3/15/10	500	455,000
Gaylord Entertainment Co.:
8%, 11/15/13	1,000	960,000
6.75%, 11/15/14	450	409,500
Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	1,390	1,348,300
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(e)(f)	649	480,260
Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (a)(c)	1,470	1,018,568
Pinnacle Entertainment, Inc., 7.50%, 6/15/15	210	160,650
Seneca Gaming Corp. Series B, 7.25%, 5/01/12	630	590,625
Travelport LLC, 7.307%, 9/01/14 (b)	170	136,000
Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)	415	197,125
Virgin River Casino Corp., 9%, 1/15/12	585	415,350
Wynn Las Vegas LLC, 6.625%, 12/01/14	100	91,500
		6,340,015
Household Durables—0.6%
Jarden Corp., 7.50%, 5/01/17	690	600,300
The Yankee Candle Co., Inc., 9.75%, 2/15/17	165	118,800
		719,100
IT Services—1.9%
First Data Corp., 9.875%, 9/24/15 (a)	495	430,650
SunGard Data Systems, Inc., 9.125%, 8/15/13	310	313,100
iPayment, Inc., 9.75%, 5/15/14	335	283,075
iPayment Investors LP, 12.75%, 7/15/14 (a)(c)	1,416	1,389,947
		2,416,772
Independent Power Producers & Energy Traders—3.3%
AES Red Oak LLC Series B, 9.20%, 11/30/29	1,250	1,290,625
Energy Future Holding Corp., 11.25%, 11/01/17 (a)(c)	1,600	1,608,000
NRG Energy, Inc.:
7.25%, 2/01/14	100	95,500
7.375%, 2/01/16	570	536,512
Texas Competitive Electric Holdings Co. LLC (a):
10.25%, 11/01/15	290	284,200
10.50%, 11/01/16 (c)	430	421,400
		4,236,237

Corporate Bonds	Par (000)	Value
Industrial Conglomerates—1.9%
Sequa Corp. (a):
11.75%, 12/01/15	$1,150	$1,023,500
13.50%, 12/01/15 (c)	1,450	1,361,432
		2,384,932
Insurance—0.8%
Alliant Holdings I, Inc., 11%, 5/01/15 (a)	800	696,000
USI Holdings Corp., 6.551%, 11/15/14 (a)(b)	310	258,850
		954,850
Leisure Equipment & Products—0.5%
Easton-Bell Sports, Inc., 8.375%, 10/01/12	430	339,700
Quiksilver, Inc., 6.875%, 4/15/15	350	297,500
		637,200
Machinery—2.8%
AGY Holding Corp., 11%, 11/15/14 (a)	890	829,925
Accuride Corp., 8.50%, 2/01/15	340	249,900
RBS Global, Inc., 8.875%, 9/01/16	370	345,950
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	1,720	1,358,800
Terex Corp.:
7.375%, 1/15/14	175	172,375
8%, 11/15/17	545	540,913
		3,497,863
Marine—0.2%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (a)	254	259,715
Media—13.8%
Affinion Group, Inc.:
10.125%, 10/15/13	730	731,825
11.50%, 10/15/15	315	314,212
CMP Susquehanna Corp., 9.875%, 5/15/14 (a)	865	605,500
Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (b)	750	750,000
Charter Communications Holdings I, LLC, 11%, 10/01/15	1,255	927,300
Charter Communications Holdings II, LLC, 10.25%, 9/15/10	2,530	2,446,487
Charter Communications Operating, LLC, 8.375%, 4/30/14 (a)	500	473,750
Dex Media West LLC, 9.875%, 8/15/13	1,213	1,091,700
DirecTV Holdings LLC:
8.375%, 3/15/13	300	309,000
7.625%, 5/15/16 (a)	1,000	985,000
EchoStar DBS Corp.:
7%, 10/01/13	152	144,780
7.125%, 2/01/16	325	299,812
Harland Clarke Holdings Corp.:
7.426%, 5/15/15 (b)	160	118,400
9.50%, 5/15/15 (a)	190	155,800
Network Communications, Inc., 10.75%, 12/01/13	830	630,800
Nielsen Finance LLC:
10%, 8/01/14	885	891,637
10%, 8/01/14 (a)	895	922,969
ProtoStar I Ltd., 12.50%, 10/15/12 (a)(b)(d)	1,382	1,340,759
R.H. Donnelley Corp. (a):
11.75%, 5/15/15	871	783,540
8.875%, 10/15/17	4	2,380
Rainbow National Services LLC, 10.375%, 9/01/14 (a)	1653	1,756,313
Sinclair Broadcast Group, Inc. Class A, 4.875%, 7/15/18	225	202,219
Sirius Satellite Radio, Inc., 9.625%, 8/01/13	90	72,900
TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	1,570	1,358,050
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)	304	209,760
		17,524,893
Metals & Mining—4.1%
AK Steel Corp., 7.75%, 6/15/12	415	416,038
Aleris International, Inc.:
9%, 12/15/14 (c)	200	156,000
10%, 12/15/16	680	498,100

SEMI-ANNUAL REPORT	JUNE 30, 2008	17

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
FMG Finance Property Ltd. (a):
10%, 9/01/13	$240	$263,400
10.625%, 9/01/16	735	856,275
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (b)	430	434,240
8.375%, 4/01/17	1,720	1,814,600
Ryerson, Inc. (a):
10.248%, 11/01/14 (b)	180	169,200
12%, 11/01/15	125	124,063
Steel Dynamics, Inc., 7.375%, 11/01/12 (a)	230	230,000
Vedanta Resources Plc, 9.50%, 7/18/18 (a)	295	297,798
		5,259,714
Multiline Retail—0.3%
Neiman Marcus Group, Inc., 9%, 10/15/15 (c)	345	332,394
Oil, Gas & Consumable Fuels—7.6%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	575	598,000
Berry Petroleum Co., 8.25%, 11/01/16	275	279,125
Chaparral Energy, Inc., 8.50%, 12/01/15	100	86,750
Chesapeake Energy Corp.:
6.375%, 6/15/15	350	330,750
6.625%, 1/15/16	235	225,600
7.25%, 12/15/18	650	632,125
Compton Petroleum Finance Corp., 7.625%, 12/01/13	245	240,712
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	605	638,275
Corral Finans AB, 4.291%, 4/15/10 (a)(c)	920	829,378
Denbury Resources, Inc., 7.50%, 12/15/15	75	74,625
EXCO Resources, Inc., 7.25%, 1/15/11	1,115	1,095,487
Encore Acquisition Co., 6%, 7/15/15	130	122,200
Forest Oil Corp.:
7.25%, 6/15/19	550	528,000
7.25%, 6/15/19 (a)	485	465,600
OPTI Canada, Inc., 8.25%, 12/15/14	980	975,100
PetroHawk Energy Corp., 7.875%, 6/01/15 (a)	300	292,875
Sabine Pass LNG LP, 7.50%, 11/30/16	210	189,000
SandRidge Energy, Inc., 8%, 6/01/18 (a)	455	457,275
Whiting Petroleum Corp.:
7.25%, 5/01/12	150	148,875
7.25%, 5/01/13	1,155	1,146,338
		9,356,090
Paper & Forest Products—2.6%
Abitibi-Consolidated, Inc., 8.85%, 8/01/30	80	30,000
Bowater Canada Finance Corp., 7.95%, 11/15/11	85	59,075
Bowater, Inc.:
9%, 8/01/09	270	250,087
5.776%, 3/15/10 (b)	350	295,750
Domtar Corp.:
7.875%, 10/15/11	100	100,500
7.125%, 8/15/15	160	152,400
NewPage Corp.:
10%, 5/01/12	1,260	1,275,750
12%, 5/01/13	435	439,350
Norske Skog Canada Ltd., 7.375%, 3/01/14	175	129,500
Verso Paper Holdings LLC Series B:
8.709%, 8/01/14	465	454,538
6.623%, 8/01/14 (b)	130	119,600
		3,306,550
Pharmaceuticals—0.4%
Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (b)	630	548,100
Real Estate Management & Development—1.0%
Realogy Corp.:
10.50%, 4/15/14	680	472,600
11%, 4/15/14 (c)	1,045	616,550
12.375%, 4/15/15	325	159,250
		1,248,400

Corporate Bonds	Par (000)	Value
Road & Rail—0.0%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (b)	$70	$54,250
Semiconductors & Semiconductor Equipment—0.9%
Amkor Technology, Inc.:
7.75%, 5/15/13	160	148,400
9.25%, 6/01/16	155	147,637
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	260	211,250
9.125%, 12/15/14 (c)	360	279,900
Spansion, Inc., 5.807%, 6/01/13 (a)(b)	550	401,500
		1,188,687
Software—0.1%
BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)	188	131,923
Specialty Retail—6.1%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	240	193,200
AutoNation, Inc.:
4.713%, 4/15/13 (b)	360	304,200
7%, 4/15/14	360	320,400
General Nutrition Centers, Inc.:
7.199%, 3/15/14 (b)(c)	800	660,500
10.75%, 3/15/15	990	846,450
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)	400	234,000
Lazy Days R.V. Center, Inc., 11.75%, 5/15/12	2,307	1,591,830
Michaels Stores, Inc.:
10%, 11/01/14	830	718,987
11.375%, 11/01/16	490	389,550
Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	1,910	1,847,925
United Auto Group, Inc., 7.75%, 12/15/16	710	621,250
		7,728,292
Thrifts & Mortgage Finance—0.0%
Residential Capital LLC, 8.50%, 5/15/10 (a)	81	68,040
Wireless Telecommunication Services—7.5%
American Tower Corp., 7.125%, 10/15/12	1,000	1,010,000
Centennial Communications Corp.:
8.541%, 1/01/13 (b)	650	627,250
8.125%, 2/01/14	645	638,550
Cricket Communications, Inc., 10.875%, 11/01/14	540	519,750
Digicel Group Ltd. (a):
8.875%, 1/15/15	590	556,812
9.125%, 1/15/15 (c)	1,320	1,240,800
FiberTower Corp., 9%, 11/15/12 (d)	300	220,500
iPCS, Inc., 4.998%, 5/01/13 (b)	280	252,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,415	1,361,937
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	1980	1,940,400
Rural Cellular Corp., 8.25%, 3/15/12	350	358,750
Sprint Capital Corp., 7.625%, 1/30/11	835	820,388
		9,547,137
Total Corporate Bonds—103.7%		131,281,022

Floating Rate Loan Interests
Auto Components—0.5%
Dana Corp. Term Loan B, 6.75%, 1/31/15	575	523,980
Delphi Automotive Systems:
Delay Draw Term Loan, 8.50%, 12/31/08	37	34,445
Term Loan, 8.50%, 12/31/08	82	75,944
		634,369
Automobiles—0.5%
Ford Motor Term Loan B, 5.46%, 12/15/13	425	342,019
General Motors Corp. Term Loan B, 5.163%, 11/29/13	375	312,656
		654,675
Building Products—1.0%
Building Material Corp. of America First Lien Term Loan, 5.688%, 2/22/14	249	220,448

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Building Products (concluded)
Masonite International:
Term Loan, 4.63%-5.046%, 4/06/13	$498	$460,383
Term Loan B, 4.63%-5.046%, 4/06/13	501	462,534
		1,143,365
Chemicals—1.0%
PQ Corp. Second Lien Term Loan, 9.30%, 5/29/16	1,500	1,305,000
Communications Equipment—0.6%
Alltel Corp. Term Loan B1, 5.232%, 5/16/15	748	737,621
Health Care Providers & Services—0.5%
Rotech Healthcare, Inc. Term Loan B, 10.832%, 9/26/11	748	650,960
Hotels, Restaurants & Leisure—1.0%
Travelport, Inc. Term Loan, 10.095%, 3/20/12 (c)	1,671	1,329,202
Household Products—0.2%
Spectrum Brands, Inc.:
Letter of Credit, 2.309%, 4/15/13	13	12,986
Term Loan B-1, 6.475%, 4/15/13	271	257,161
		270,147
Independent Power Producers & Energy Traders—1.3%
TXU Corp.:
Term Loan B-2, 6.478%-6.596%, 10/14/29	248	230,025
Term Loan B-3, 6.234%-6.478%, 10/10/14	1,488	1,375,699
		1,605,724
Machinery—0.1%
Rexnord Corp. Term Loan, 9.676%, 3/02/13 (c)	170	133,518
Media—3.0%
Education Media and Publishing:
First Lien Term Loan B, 6.456%, 11/14/14	1,098	1,005,114
Second Lien Term Loan, 11.956%, 11/14/14	2,528	2,098,603
Thomson Learning, Inc. Term Loan B 2, 4.98%, 7/05/14	750	746,250
		3,849,967
Oil, Gas & Consumable Fuels—0.8%
Abbot Group Plc Bridge Loan, 0%, 3/15/18	1,000	980,000
Paper & Forest Products—0.3%
Verso Paper Holdings LLC Term Loan B, 8.709%, 2/01/13	421	399,713
Total Floating Rate Loan Interests—10.8%		13,694,261

Common Stocks	Shares
Containers & Packaging—0.2%
Owens-Illinois, Inc. (f)	4,745	197,819
Machinery—0.0%
Goss Holdings Inc. Class B (f)	64,467	1

Common Stocks	Shares	Value
Wireless Telecommunication Services—0.0%
Crown Castle International Corp. (f)	495	$19,171
Total Common Stocks—0.2%		216,991

Preferred Securities	Par (000)
Diversified Financial Services—0.7%
Citigroup, Inc., 8.40%, 4/29/49 (b)	$1,000	950,611
Total Capital Trusts—0.7%		950,611

Preferred Stocks	Shares
Containers & Packaging—0.4%
Smurfit-Stone Container Corp., 7% (c)(d)	30,000	525,000
Electrical Equipment—0.0%
Superior Essex Holding Corp. Series A, 9.50%	60,000	60,000
Independent Power Producers & Energy Traders—0.9%
NTG Energy, Inc., 4%	500	1,090,625
Media—0.2%
Emmis Communications Corp. Class A, 6.25% (d)	10,300	257,500
Wireless Telecommunication Services—0.5%
Crown Castle International Corp., 6.25% (d)	10,000	573,750
Total Preferred Stocks—2.0%		2,506,875
Total Preferred Securities—2.7%		3,457,486

Other Interests (g)	Beneficial Interest
Health Care Providers & Services—0.0%
Critical Care Systems International, Inc.	4,737	1,592
Total Other Interests—0.0%		1,592
Total Long-Term Investments (Cost $161,076,736)		148,651,352

Short-Term Securities	Par (000)
Government Agency Note—ST—0.9%
Federal Home Loan Bank, 2%, 7/01/08	$1,200	1,200,000
Total Short-Term Securities (Cost—$1,200,000)—0.9%		1,200,000
Total Investments
(Cost—$162,276,736*)—118.3%		149,851,352
Liabilities in Excess of Other Assets—(18.3)%		(23,221,609)
Net Assets—100.0%		$126,629,743

*	Aggregate cost	$162,316,745
	Gross unrealized appreciation	$1,595,795
	Gross unrealized depreciation	(14,061,188)
	Net unrealized appreciation	$(12,465,393)

(a)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy or is in default of interest payments.
(f)	Non-income producing security.
(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	19

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	$216,990
Level 2	149,632,770
Level 3	1,592
Total	$149,851,352

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance, as of December 31, 2007	$1,592
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	—
Balance, as of June 30, 2008	$1,592

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments June 30, 2008 (Unaudited)	BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense—0.1%
CHC Helicopter Corp., 7.375%, 5/01/14	$90	$93,375
Hexcel Corp., 6.75%, 2/01/15	170	165,325
		258,700
Auto Components—0.1%
Lear Corp., 8.75%, 12/01/16	350	273,000
Metaldyne Corp., 10%, 11/01/13	125	65,000
		338,000
Building Products—0.6%
C8 Capital SPV Ltd., 6.64% (a)(b)(c)	1,945	1,802,859
CPG International I, Inc., 10.50%, 7/01/13	260	217,100
		2,019,959
Capital Markets—2.2%
Credit Suisse Guernsey Ltd., 5.86% (b)(c)	3,880	3,234,554
Lehman Brothers Holdings, Inc.:
4.476%, 9/15/22 (b)	650	629,787
6.875%, 7/17/37	3,875	3,335,592
		7,199,933
Chemicals—0.2%
American Pacific Corp., 9%, 2/01/15	200	195,500
Chemtura Corp., 6.875%, 6/01/16	30	25,950
Key Plastics LLC, 11.75%, 3/15/13 (a)	630	283,500
		504,950
Commercial Banks—20.0%
BNP Paribas, 7.195% (a)(b)(c)(d)	12,175	11,009,353
Bank of Ireland (a)(b)(c):
Capital Funding II, LP, 5.571%	4,015	2,709,442
Capital Funding III, LP, 6.107%	4,275	3,203,471
Barclays Bank Plc, 7.434% (a)(b)(c)	580	544,027
CBA Capital Trust I, 5.805% (a)(c)	5,000	4,345,389
Credit Agricole SA, 6.637% (a)(b)(c)(e)	16,385	13,645,199
Lloyds TSB Bank Plc, 6.90% (c)	6,399	5,887,080
RESPARCS Funding LP I, 8% (c)	4,000	3,664,000
Royal Bank of Scotland Group Plc (b)(c):
7.65%	1,960	1,906,857
Series MTN, 7.64%	3,700	3,383,017
Societe Generale, 5.922% (a)(b)(c)(e)	6,575	5,587,461
Standard Chartered Bank, 7.014% (a)(b)(c)	2,950	2,540,711
Sumitomo Mitsui Banking Corp., 5.625% (a)(b)(c)	5,000	4,487,175
SunTrust Preferred Capital I, 5.853% (b)(c)	2,050	1,491,375
		64,404,557
Commercial Services & Supplies—0.0%
FTI Consulting, Inc., 7.75%, 10/01/16	100	102,500
Containers & Packaging—0.1%
Impress Holdings BV, 5.916%, 9/15/13 (a)(b)	240	218,400
Diversified Financial Services—6.9%
Bank of America Corp. Series K, 8% (b)(c)	12,575	11,781,140
JPMorgan Chase (e):
Capital XXI Series U, 3.80%, 2/02/37 (b)	7,730	5,952,687
Capital XXV, 6.80%, 10/01/37	5,075	4,555,244
		22,289,071
Diversified Telecommunication Services—0.3%
Qwest Corp., 6.026%, 6/15/13 (b)	460	439,300
Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	420	441,000
		880,300
Electric Utilities—0.7%
PPL Capital Funding, 6.70%, 3/30/67 (b)	2,675	2,281,871
Energy Equipment & Services—0.2%
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	70	69,825
Grant Prideco, Inc. Series B, 6.125%, 8/15/15	100	101,552
SemGroup LP, 8.75%, 11/15/15 (a)	350	339,500
		510,877

Corporate Bonds	Par (000)	Value
Gas Utilities—0.1%
Targa Resources, Inc., 8.50%, 11/01/13	$420	$411,600
Hotels, Restaurants & Leisure—0.2%
American Real Estate Partners LP, 7.125%, 2/15/13	415	376,612
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(f)(g)	362	267,880
Wynn Las Vegas LLC, 6.625%, 12/01/14	40	36,600
		681,092
Insurance—36.7%
AXA SA, 6.379% (a)(b)(c)	7,150	5,734,657
The Allstate Corp. (b):
6.50%, 5/15/57 (e)	6,350	5,548,147
Series B, 6.125%, 5/15/67	5,200	4,717,960
American International Group, Inc.:
8.175%, 5/15/58 (a)(b)	8,390	7,895,905
6.25%, 3/15/87	5,555	4,348,260
Chubb Corp., 6.375%, 3/29/67 (b)(e)	9,025	8,255,574
Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (b)	7,135	5,090,566
Genworth Financial, Inc., 6.15%, 11/15/66 (b)	1,475	1,159,468
Kingsway America, Inc., 7.50%, 2/01/14	9,000	7,875,000
Liberty Mutual Group, Inc. (a)(b):
7%, 3/15/37	5,025	4,232,869
10.75%, 6/15/88	3,875	3,710,313
Lincoln National Corp. (b):
7%, 5/17/66	3,370	3,069,622
6.05%, 4/20/67	2,500	2,107,920
MetLife, Inc., 6.40%, 12/15/66 (e)	6,375	5,566,134
Nationwide Life Global Funding I, 6.75%, 5/15/67	4,850	3,841,423
PartnerRe Finance II, 6.44%, 12/01/66 (b)	2,850	2,263,949
Progressive Corp., 6.70%, 6/15/37 (b)	5,775	5,063,947
Prudential Plc, 6.50% (c)	6,000	5,104,200
QBE Capital Funding II LP, 6.797% (a)(b)(c)	4,250	3,562,835
Reinsurance Group of America, 6.75%, 12/15/65 (b)	1,300	1,022,252
Swiss Re Capital I LP, 6.854% (a)(b)(c)(e)	9,425	8,310,305
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)(e)	11,350	9,751,262
White Mountains Re Group Ltd., 7.506% (a)(b)(c)	2,600	1,970,280
ZFS Finance (USA) (a)(b):
Trust IV, 5.875%, 5/09/32	650	592,891
Trust V, 6.50%, 5/09/67 (e)	8,765	7,650,145
		118,445,884
Machinery—0.1%
AGY Holding Corp., 11%, 11/15/14 (a)	460	428,950
Marine—0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14	211	215,747
Media—2.1%
Affinion Group, Inc.:
10.125%, 10/15/13	475	476,187
11.50%, 10/15/15	230	229,425
CMP Susquehanna Corp., 9.875%, 5/15/14	110	77,000
Comcast Holdings Corp., 2%, 11/15/29 (h)	110	4,290,000
Dex Media West LLC, 9.875%, 8/15/13	1,050	945,000
R.H. Donnelley, Inc., 11.75%, 5/15/15 (a)	169	152,280
Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)	902	622,380
		6,792,272
Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (b)	200	201,972
8.375%, 4/01/17	1,400	1,477,000
		1,678,972
Multi-Utilities—0.2%
Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (b)	925	800,125
Oil, Gas & Consumable Fuels—3.0%
Chesapeake Energy Corp., 6.875%, 11/15/20	30	28,200
Compton Petroleum Finance Corp., 7.625%, 12/01/13	80	78,600
Conoco Funding Co., 6.35%, 10/15/11	3,000	3,172,668
EXCO Resources, Inc., 7.25%, 1/15/11	75	73,687

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	21

Schedule of Investments (continued)	BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
OPTI Canada, Inc., 8.25%, 12/15/14	$550	$547,250
Plains All American Pipeline LP, 6.50%, 5/01/18 (a)	1,540	1,534,256
Sabine Pass LNG LP, 7.50%, 11/30/16	350	315,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,325	3,734,508
Whiting Petroleum Corp., 7.25%, 5/01/13	55	54,588
		9,538,757
Paper & Forest Products—0.7%
International Paper Co., 8.70%, 6/15/38	1,900	1,913,840
NewPage Corp., 10%, 5/01/12	270	273,375
		2,187,215
Real Estate Investment Trusts (REITs)—0.5%
Rouse Co. LP, 5.375%, 11/26/13	2,000	1,597,052
Specialty Retail—0.4%
Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12	1,199	827,310
Michaels Stores, Inc., 10%, 11/01/14	560	485,100
		1,312,410
Thrifts & Mortgage Finance—0.2%
Washington Mutual Preferred Funding Delaware, 6.534% (a)(b)(c)	1,400	621,628
Wireless Telecommunication Services—0.3%
Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	845	828,100
Total Corporate Bonds—76.5%		246,548,922

Capital Trusts
Capital Markets—2.2%
State Street Capital Trust III, 8.25% (b)(c)	1,920	1,957,075
State Street Capital Trust IV, 3.776%, 6/01/67 (b)	6,725	5,163,045
		7,120,120
Commercial Banks—9.0%
Abbey National Capital Trust I, 8.963% (b)(c)	1,425	1,560,761
BB&T Capital Trust IV, 6.82%, 6/12/77 (b)(e)	9,150	7,774,938
Barclays Bank Plc, 5.926% (a)(b)(c)	3,185	2,715,334
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	1,129,997
Huntington Capital III, 6.65%, 5/15/37 (b)	1,925	1,212,167
NBP Capital Trust III, 7.375% (c)	2,000	1,844,000
Regions Financing Trust II, 6.625%, 5/15/47 (b)	2,800	1,913,814
Wachovia Corp. Series K, 7.98% (b)(c)(e)	9,200	8,449,280
Westpac Capital Trust IV, 5.256% (a)(b)(c)	3,000	2,452,740
		29,053,031
Diversified Financial Services—8.2%
Bank of America Corp. Series M, 8.125% (b)(c)(e)	7,500	7,089,450
Citigroup, Inc., 8.40% (b)(c)(e)	11,450	10,884,485
JPMorgan Chase & Co., 7.90% (b)(c)(e)	7,000	6,563,480
JPMorgan Chase Capital XXIII, 3.676%, 5/15/77 (b)	2,670	2,041,850
		26,579,265
Insurance—5.4%
AFC Capital Trust I Series B, 8.207%, 2/03/27	4,500	3,748,509
American General Institutional Capital A, 7.57%, 12/01/45 (a)(e)	9,605	8,745,708
Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (a)(b)	5,000	3,053,150
Zenith National Insurance Capital Trust I, 8.55%, 8/01/28 (a)	1,800	1,723,500
		17,270,867
Thrifts & Mortgage Finance—0.4%
Webster Capital Trust IV, 7.65%, 6/15/37 (b)	1,925	1,249,146
Total Capital Trusts—25.2%		81,272,429

Preferred Stocks	Shares	Value
Capital Markets—1.2%
The Bear Stearns Cos., Inc. Series E, 6.15%	75,000	$2,840,250
Lehman Brothers Holdings Inc. Series D, 5.67%	31,100	935,177
		3,775,427
Commercial Banks—10.0%
Banesto Holdings, Ltd. Series A, 10.50%	30,000	908,439
Barclays Bank Plc, 8.125%	100,000	2,459,000
First Republic Preferred Capital Corp., 7.25%	120,000	2,314,800
HSBC USA, Inc. Series H, 6.50%	50,000	1,027,500
NB Capital Corp. Series DEP, 8.35%	255,200	6,038,032
Santander Finance Preferred SA Unipersonal:
6.50%	258,000	5,443,800
6.80%	85,000	1,872,661
SunTrust Real Estate Investment Trust, 9%	30	2,820,000
Union Planter Preferred Funding Corp., 7.75% (a)	60	3,628,125
Wachovia Corp. Series J, 8%	261,800	5,869,556
		32,381,913
Diversified Financial Services—3.7%
Bank of America Corp. Series H, 8.20%	140,000	3,473,400
Citigroup, Inc.:
Series AA, 8.125%	245,000	5,488,000
Series T, 6.50% (h)	65,000	2,827,500
		11,788,900
Electric Utilities—0.4%
Alabama Power Co., 6.50%	50,000	1,225,000
Electrical Equipment—0.2%
Superior Essex Holding Corp. Series A, 9.50%	787,326	787,326
Insurance—8.1%
Arch Capital Group Ltd. Series A, 8%	117,414	2,734,572
Aspen Insurance Holdings Ltd., 7.401% (b)	115,000	2,484,000
Endurance Specialty Holdings Ltd. Series A, 7.75%	172,400	3,551,440
MetLife, Inc. Series B, 6.50%	274,500	5,874,300
PartnerRe Ltd. Series C, 6.75%	209,400	4,284,324
Prudential Plc, 6.50%	62,000	1,147,000
RenaissanceRe Holding Ltd. Series D, 6.60%	210,000	4,019,400
Zurich RegCaPS Funding Trust, 6.58% (a)(b)	2,000	1,940,625
		26,035,661
Real Estate Investment Trusts (REITs)—2.0%
BRE Properties, Inc. Series D, 6.75%	20,000	413,200
Public Storage:
Series F, 6.45%	20,000	384,600
Series M, 6.625%	35,000	695,450
Sovereign Real Estate Investment Corp., 12% (a)	3,180	3,084,600
Weingarten Realty Investors Series F, 6.50%	95,000	1,895,250
		6,473,100
Thrifts & Mortgage Finance—5.1%
Fannie Mae, 8.25%	190,000	4,360,500
Freddie Mac:
Series Q, 3.85% (b)	202,000	7,108,380
Series U, 5.90%	100,000	1,974,000
Series Y, 6.55%	85,300	1,676,145
Series Z, 8.375% (a)	60,000	1,458,000
		16,577,025
Total Preferred Stocks—30.7%		99,044,352

Trust Preferreds	Par (000)
Capital Markets—1.3%
Deutsche Bank Contingent Capital Trust V, 8.05% (c)	$2,062	1,974,599
Structured Asset Trust Unit Repackagings (SATURNS):
Credit Suisse First Boston (USA), Inc.
Debenture Backed Series 2003-13, 6.25%, 7/15/32	278	224,984

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JUNE 30, 2008

Schedule of Investments (continued)	BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Trust Preferreds	Par (000)	Value
Capital Markets (concluded)
Goldman Sachs Group, Inc. Debenture Backed Series 2003-06, 6%, 2/15/33	$2,573	$2,065,763
		4,265,346
Commercial Banks—0.6%
Fifth Third Capital Trust VII, 8.875%, 5/15/68 (b)	537	449,600
Keycorp Capital V, 5.875%, 7/30/33	2,550	1,370,809
		1,820,409
Diversified Financial Services—0.1%
PPLUS Trust Certificates Series VAL-1 Class A, 7.25%, 4/15/32	277	259,947
Food Products—0.7%
Corporate-Backed Trust Certificates, Kraft Foods, Inc. Debenture Backed Series 2003-11, 5.875%, 11/01/31	2,500	2,156,654
Insurance—0.9%
Everest Re Capital Trust, 6.20%, 3/29/34	750	558,474
Financial Security Assurance Holdings Ltd., 5.60%, 7/15/03	380	212,099
PLC Capital Trust IV, 7.25%, 9/25/32	460	390,816
The Phoenix Cos., Inc., 7.45%, 1/15/32	1,985	1,297,281
		2,458,670
Media—3.5%
Comcast Corp.:
7%, 9/15/55	1,250	1,156,671
6.625%, 5/15/56	11,750	10,019,680
Corporate-Backed Trust Certificates, News America Debenture Backed Series 2002-9, 8.125%, 12/01/45	180	171,609
		11,347,960
Oil, Gas & Consumable Fuels—1.1%
Nexen, Inc., 7.35%, 11/01/43	3,875	3,682,089
Thrifts & Mortgage Finance—2.6%
Countrywide Capital V, 7%, 11/01/66	750	516,015
Countrywide Financial Corp., 6.75%, 4/01/33	10,900	7,819,690
		8,335,705

Trust Preferreds	Par (000)	Value
Wireless Telecommunication Services—0.5%
Structured Repackaged Asset-Backed Trust Securities, Sprint Capital Corp. Debenture Backed Series 2004-2, 6.50%, 11/15/28	$2,586	$1,687,344
Total Trust Preferreds—11.3%		36,014,124

Exchange-Traded Funds	Shares
UltraShort Financials ProShares	106,000	16,602,780
UltraShort Real Estate ProShares	70,000	7,350,000
Total Exchange-Traded Funds—7.4%		23,952,780
Total Long-Term Investments (Cost—$557,998,534)—151.1%		486,832,607

Short-Term Securities	Par (000)
U.S. Government Obligations—10.5%
Federal Home Loan Bank, 2%, 7/01/08	$33,900	33,900,000
Total Short-Term Securities (Cost—$33,900,000)—10.5%		33,900,000
Total Investments (Cost—$591,898,534*)—161.6%		520,732,607
Liabilities in Excess of Other Assets—(27.3)%		(87,882,567)
Preferred Shares, at Redemption Value—(34.3)%		(110,453,189)
Net Assets Applicable to Common Shareholders—100.0%		$322,396,851
*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$592,154,353
Gross unrealized appreciation	$3,152,092
Gross unrealized depreciation	(74,573,838)
Net unrealized depreciation	$(71,421,746)
(a)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Variable rate security. Rate shown is as of report date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or a portion of security, pledged as collateral in connection with open financial future contracts.
(e)	All or a portion of security, pledged as collateral for reverse repurchase agreements.

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Barclay’s Bank PLC	3.53%	6/26/08	5/15/09	$3,819,587	$3,703,735
Barclay’s Bank PLC	3.43%	6/09/08	5/15/09	37,985,103	36,800,000
Barclay’s Bank PLC	3.53%	6/26/08	5/15/09	551,786	535,050
Barclay’s Bank PLC	3.44%	6/26/08	5/15/09	513,335	498,150
Barclay’s Bank PLC	3.44%	6/06/08	5/15/09	25,999,430	25,183,647
Barclay’s Bank PLC	3.53%	6/10/08	5/15/09	33,143,630	32,083,442
Total				$102,012,871	$98,804,024
(f)	Issuer filed for bankruptcy or is in default of interest payments.
(g)	Non-income producing security.
(h)	Convertible security.
•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
584	2-Year U.S. Treasury Bond	September 2008	$122,707,943	$634,683
302	10-Year U.S. Treasury Bond	September 2008	$34,117,089	$287,317
Total				$922,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	23

Schedule of Investments (concluded)	BlackRock Preferred Opportunity Trust (BPP)
•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
1,581	20-Year U.S. Treasury Bond	September 2008	$179,858,504	$(2,895,215)

•

For Trust compliance purposes, the Trust’s industry classifications refer to anyone or more of the industry classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Swaps outstanding as of June 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Bought credit default protection on Capital One Financial Corp. and pay 4.175%
Broker, Citibank N.A.
Expires March 2013	$2,000	$(5,839)
Bought credit default protection on Capital One Financial Corp. and pay 4.2%
Broker, Deutsche Bank AG London
Expires March 2013	$1,000	(3,839)
Bought credit default protection on American Express Company and pay 2.11%
Broker, Deutsche Bank AG London
Expires March 2013	$4,000	(60,744)
Bought credit default protection on Lehman Brothers Holdings, Inc. and pay 4.95%
Broker, Deutsche Bank AG London
Expires March 2013	$2,000	(152,266)
Bought credit default protection on Dow Jones CDX North America Investment Grade Index Series 10 and pay 1.55%
Broker, Goldman Sachs Capital Markets, LP.
Expires June 2013	$5,000	16,820
Bought credit default protection on Down Jones CDX North America Investment Grade Index and pay 1.55%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2013	$11,250	231,846
Bought credit default protection on Dow Jones CDX North America Investment Grade High Volatility INdex 10. V1 and pay 3.5%
Broker, Lehman Brothers Special Finance
Expires June 2013	$2,800	(3,699)
Bought credit default protection on Kimco Realty Corp. and pay 2.4%
Broker, Goldman Sachs Capital Markets, LP.
Expires March 2018	$3,000	(156,387)
Bought credit default protection on Mack-Cali Realty, L.P. and pay 3.1%
Broker, Goldman Sachs Capital Markets, LP.
Expires March 2018	$1,000	(79,253)
Bought credit default protection on ERP Operating Limited Partnership and pay 2.35%
Broker, Goldman Sachs Capital Markets, LP.
Expires March 2018	$3,000	(147,039)
Total		$(360,400)
•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$119,634,752	$(1,973,215)
Level 2	401,097,855	(360,400)
Level 3	—	—
Total	$520,732,607	$(2,333,615)
*	Other financial instruments are swaps and futures.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JUNE 30, 2008

Statements of Assets and Liabilities

June 30, 2008 (Unaudited)	BlackRock Global Floating Rate Income Trust (BGT)	BlackRock High Income Shares (HIS)	BlackRock Preferred Opportunity Trust (BPP)
Assets
Investments at value – unaffiliated [1]	$624,860,288	$149,851,352	$520,732,607
Cash	1,484,864	9,910	543,689
Foreign currency at value[2]	6,475,743	945	—
Investments sold receivable	7,805,447	1,484,728	23,107,467
Unrealized appreciation on swaps	74,800	—	248,666
Unrealized appreciation on foreign currency contracts	755,120	—	—
Interest receivable	8,930,659	3,102,528	5,571,382
Swaps receivable	9,237	—	—
Swap premiums paid	52,787	—	—
Margin variation receivable	—	—	107,650
Dividends receivable	26,653	8,250	651,759
Commitment fees receivable	4,261	—	—
Principal paydown receivable	3,115,118	170,308	—
Prepaid expenses	99,355	22,164	74,193
Other assets	419,954	61,574	63,088
Total assets	654,114,286	154,711,759	551,100,501

Liabilities
Unrealized depreciation on swaps	539,372	—	609,066
Loan payable	184,650,000	23,000,000	—
Unrealized on unfunded loan commitment	—	263	—
Reverse repurchase agreements	—	—	98,804,024
Unrealized depreciation on foreign currency contracts	433,821	—	—
Swaps premiums received	—	—	363,051
Investments purchased payable	19,251,150	4,629,148	17,635,312
Interest expense payable	101,946	143,715	181,958
Income dividends payable – Common Shares	108,248	40,042	101,716
Investment advisory fees payable	291,035	93,015	294,275
Swaps payable	4,221	—	27,069
Officer’s and Directors’/Trustees’ fees payable	59,184	12,030	65,233
Other affiliates payable	5,231	1,059	4,764
Other accrued expenses	137,944	162,744	162,933
Other liabilities	179,619	—	1,060
Total liabilities	205,761,771	28,082,016	118,250,461

Preferred Shares
$0.001 par value per share at $25,000 per share liquidation preference[3]	58,832,181	—	110,453,189
Net assets applicable to Common Shares	$389,520,334	$126,629,743	$322,396,851

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value[4] per share[5]	$23,545	$—	$18,386
Paid-in capital in excess of par	437,531,709	378,596,310	432,672,444
Undistributed (distributions in excess of) net investment income	3,414,097	1,624,164	(484,710)
Accumulated net realized loss	(19,945,609)	(241,165,296)	(36,309,727)
Net unrealized appreciation/depreciation	(31,503,408)	(12,425,435)	(73,499,542)
Net assets applicable to Common Shareholders	$389,520,334	$126,629,743	$322,396,851
Net asset value per common share[5]	$16.54	$2.32	$17.54
[1] Investments at cost – unaffiliated	$656,366,838	$162,276,736	$591,898,534
[2] Foreign currency at cost	$6,405,233	$732	—
[3] Preferred Shares outstanding	2,352	—	4,416
[4] Par Value Per Share	$0.001	$—	$0.001
[5] Common Shares outstanding	23,545,239	54,620,873	18,385,837

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	25

Statements of Operations

Six Months Ended June 30, 2008 (Unaudited)	BlackRock Global Floating Rate Income Trust (BGT)	BlackRock High Income Shares (HIS)	BlackRock Preferred Opportunity Trust (BPP)
Investment Income
Interest	$24,762,900	$7,863,236	$15,153,607
Dividends	1,831	74,128	5,141,150
Total income	24,764,731	7,937,364	20,294,757

Expenses
Investment advisory	2,314,874	583,263	1,823,847
Commissions for Preferred Shares	186,571	—	228,185
Accounting services	40,315	11,588	41,798
Professional	96,706	40,312	65,720
Transfer agent	14,320	7,088	11,616
Registration	15,516	14,025	5,591
Printing	41,705	931	49,668
Officer and Directors/Trustees	17,563	6,553	19,258
Custodian	30,279	9,771	24,405
Borrowing	106,216	59,247	—
Miscellaneous	3,617	—	16,822
Total expenses excluding interest expense	2,867,682	732,778	2,286,910
Interest expense	344,883	577,268	221,969
Total expenses	3,212,565	1,310,046	2,508,879
Less fees waived by advisor	(581,197)	—	—
Less fees paid indirectly	(9,553)	(555)	(1,042)
Net expenses	2,621,815	1,309,491	2,507,837
Net investment income	22,142,916	6,627,873	17,786,920

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(6,527,711)	(5,980,555)	(10,528,313)
Futures and swaps	144,820	—	2,327,708
Foreign currency	(9,842,627)	(4)	—
	(16,225,518)	(5,980,559)	(8,200,605)
Net change in unrealized appreciation/depreciation on:
Investments	(18,051,514)	(4,145,274)	(27,043,346)
Futures and swaps	(282,663)	—	(2,462,807)
Foreign currency	3,799,158	67	—
	(14,535,019)	(4,145,207)	(29,506,153)
Total Realized and Unrealized Loss	(30,760,537)	(10,125,766)	(37,706,758)

Dividends to Preferred Shareholders From
Net investment income	(4,703,281)	—	(4,209,154)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(13,320,902)	$(3,497,893)	$(24,128,992)

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JUNE 30, 2008

Statements of Changes in Net Assets

	BlackRock Global Floating Rate Income Trust (BGT)		BlackRock High Income Shares (HIS)
Increase (Decrease) in Net Assets Applicable to Common Shareholders	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations
Net investment income	$22,142,916	$47,903,772	$6,627,873	$12,884,718
Net realized loss	(16,225,518)	(10,326,522)	(5,980,559)	(1,962,158)
Net change in unrealized appreciation/depreciation	(14,535,019)	(22,345,656)	(4,145,207)	(9,438,736)
Dividends to Preferred Shareholders from net investment income	(4,703,281)	(12,723,631)	—	—
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(13,320,902)	2,507,963	(3,497,893)	1,483,824

Dividends and Distributions From
Net investment income	(14,244,870)	(26,833,571)	(4,970,500)	(12,923,299)
Tax return of capital	—	(8,473,282)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(14,244,870)	(35,306,853)	(4,970,500)	(12,923,299)

Capital Share Transactions
Reinvestment of common dividends	—	820,433	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets	(27,565,772)	(31,978,457)	(8,468,393)	(11,439,475)
Beginning of period	417,086,106	449,064,563	135,098,136	146,537,611
End of period	$389,520,334	$417,086,106	$126,629,743	$135,098,136
End of period undistributed (distributions in excess of) net investment income	$3,414,097	$219,332	$1,624,164	$(33,209)

	BlackRock Preferred Opportunity Trust (BPP)
Increase (Decrease) in Net Assets Applicable to Common Shareholders	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations
Net investment income	$17,786,920	$37,729,277
Net realized loss	(8,200,605)	(24,690,221)
Net change in unrealized appreciation/depreciation	(29,506,153)	(61,889,014)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(4,209,154)	(11,458,715)
Net realized gain	—	(87,490)
Net decrease in net assets applicable to Common Shareholders resulting from operations	(24,128,992)	(60,396,163)

Dividends and Distributions From
Net investment income	(11,491,148)	(29,219,599)
Net realized gain	—	(312,510)
Tax return of capital	—	(2,820,986)
Decrease in net assets resulting from dividends and distributions to shareholders	(11,491,148)	(32,353,095)

Capital Share Transactions
Reinvestment of common dividends	—	770,755

Net Assets Applicable to Common Shareholders
Total decrease in net assets	(35,620,140)	(91,978,503)
Beginning of period	358,016,991	449,995,494
End of period	$322,396,851	$358,016,991
End of period distributions in excess of net investment income	$(484,710)	$(2,571,328)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	27

Statement of Cash Flows

Six Months Ended June 30, 2008 (Unaudited)	BlackRock High Income Shares (HIS)
Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(3,497,893)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash from operating activities
Decrease in receivables	582,136
Increase in prepaid expenses and other assets	(51,293)
Decrease in other liabilities	(92,693)
Net realized and unrealized loss	10,125,784
Amortization of premium and discount on investments	(474,585)
Proceeds from sales and paydowns of long-term securities	48,119,313
Purchases of long-term securities	(26,139,713)
Net proceeds from sales of short-term investments	320,028
Cash provided by operating activities	28,891,084

Cash Used for Financing Activities
Cash receipts from borrowings	14,000,000
Cash payments from borrowings	(37,000,000)
Cash dividends paid to shareholders	(5,924,601)
Cash used for financing activities	(28,924,601)

Cash impact from foreign currency fluctuations
Cash impact from foreign currency fluctuations	67

Cash
Net decrease in cash	(33,450)
Cash at beginning of period	44,305
Cash at end of period	$10,855

Cash Flow Information
Cash paid for interest	$641,279

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Global Floating Rate Income Trust (BGT)

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,		Period August 30, 2004[1] through December 31, 2004
		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.71	$19.11	$19.13	$19.21	$19.10 [2]
Net investment income	0.94 [3]	2.03	1.99	1.64	0.33
Net realized and unrealized gain (loss)	(1.29)	(1.39)	(0.06)	(0.17)	0.35
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.20)	(0.54)	(0.48)	(0.33)	(0.04)
Net realized gain	—	—	(0.01)	— [4]	—
Net increase (decrease) from investment operations	(0.55)	0.10	1.44	1.14	0.64
Dividends and distributions to Common Shareholders from:
Net investment income	(0.61)	(1.14)	(1.44)	(1.22)	(0.37)
Net realized gain	—	—	(0.02)	— [4]	—
Tax return of capital	—	(0.36)	—	—	—
Total dividends and distributions to Common Shareholders	(0.61)	(1.50)	(1.46)	(1.22)	(0.37)
Capital charge with respect to issuance of:
Common shares	—	—	—	—	(0.04)
Preferred shares	—	—	—	—	(0.12)
Total capital charges	—	—	—	—	(0.16)
Net asset value, end of period	$16.54	$17.71	$19.11	$19.13	$19.21
Market price, end of period	$14.83	$15.78	$19.27	$17.16	$18.63

Total Investment Return[5]
Based on net asset value	(2.82)%[6]	0.98%	7.93%	6.63%	2.57%[6]
Based on market price	(2.21)%[6]	(10.92)%	21.31%	(1.34)%	(5.00)%[6]

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses after fees waived and paid indirectly and excluding interest expense[7]	1.15%[8]	1.16%	1.19%	1.15%	0.97%[8]
Total expenses after fees waived and paid indirectly[7]	1.33%[8]	1.33%	1.43%	1.23%	0.97%[8]
Total expenses after fees waived and before fees paid indirectly[7]	1.33%[8]	1.33%	1.43%	1.23%	0.97%[8]
Total expenses[7]	1.62%[8]	1.67%	1.75%	1.56%	1.26%[8]
Net investment income[7]	11.20%[8]	10.83%	10.38%	8.52%	5.04%[8]
Dividends to Preferred Shareholders	2.38%[8]	2.88%	2.51%	1.71%	0.62%[8]
Net investment income, to Common Shareholders	8.82%[8]	7.95%	7.87%	6.81%	4.42%[8]

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$389,520	$417,086	$449,065	$449,219	$451,126
Preferred Shares outstanding, at liquidation preference, end of period (000)	$58,800	$243,450	$243,450	$243,450	$243,450
Amount of loan outstanding, end of period (000)	$184,650	—	—	—	—
Average amount of loan outstanding during the period	$20,415	—	—	—	—
Portfolio turnover	17%	41%	50%	46%	11%
Asset coverage end of period	$190,641	$67,849	$73,810	$71,139	$71,330

1	Commencement of operations.
2	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
3	Based on average shares outstanding.
4	Amount is less than ($0.01) per share.
5

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

6	Aggregate total investment return.
7	Do not reflect the effect of dividends to Preferred Shareholders.
8	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	29

Financial Highlights	BlackRock High Income Shares (HIS)

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,
		2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$2.47	$2.68	$2.61	$2.87	$2.86	$2.42
Net investment income	0.12 [1]	0.24	0.22	0.24	0.28	0.32
Net realized and unrealized gain (loss)	(0.18)	(0.21)	0.08	(0.23)	0.03	0.40
Net increase (decrease) from investment operations	(0.06)	0.03	0.30	0.01	0.31	0.72
Dividends to shareholders from net investment income	(0.09)	(0.24)	(0.23)	(0.27)	(0.30)	(0.28)
Net asset value, end of period	$2.32	$2.47	$2.68	$2.61	$2.87	$2.86
Market price, end of period	$2.05	$2.14	$2.55	$2.33	$2.90	$2.87

Total Investment Return[2]
Based on net asset value	(2.00)%[3]	1.58%	12.32%	0.43%	11.46%	31.10%
Based on market price	(0.05)%[3]	(7.51)%	19.70%	(11.28)%	12.24%	37.23%

Ratios to Average Net Assets
Total expenses after fees paid indirectly and excluding interest expense	1.14%[4]	1.27%	1.34%	1.37%	1.39%	1.46%
Total expenses after fees paid indirectly	2.04%[4]	3.55%	3.77%	3.04%	2.23%	2.21%
Total expenses	2.04%[4]	3.56%	3.78%	3.04%	2.23%	2.21%
Net investment income	9.54%[4]	8.89%	8.42%	8.82%	9.70%	11.99%

Supplemental Data
Net assets, end of period (000)	$126,630	$135,098	$146,538	$142,457	$155,298	$154,298
Amount of loans outstanding, end of period (000)	$23,000	$46,000	$62,000	$66,000	$69,000	$68,000
Average amount of loans outstanding during the period (000)	$27,440	$55,868	$62,838	$65,992	$64,081	$60,604
Portfolio turnover	19%	69%	83%	115%	56%	93%
Asset coverage, end of period (000)	$6,506	$3,937	$3,364	$3,158	$3,251	$3,269

1	Based on average shares outstanding.
2

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

3	Aggregate total investment return.
4	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JUNE 30, 2008

Financial Highlights	BlackRock Preferred Opportunity Trust (BPP)

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31,			Period February 28, 2003[1] Through December 31, 2003
		2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$19.47	$24.52	$24.43	$25.88	$25.58	$23.88 [2]
Net investment income	0.97 [3]	2.05	2.05	2.11	2.22	1.72
Net realized and unrealized gain (loss)	(2.04)	(4.72)	0.62	(0.82)	0.33	1.93
Less dividends to Preferred Shareholders from:
Net investment income	(0.23)	(0.62)	(0.46)	(0.26)	(0.16)	(0.10)
Net realized gain	—	—	(0.12)	(0.13)	(0.02)	—
Net increase (decrease) from investment operations	(1.30)	(3.29)	2.09	0.90	2.37	3.55
Less dividends and distributions to Common Shareholders:
Net investment income	(0.63)	(1.59)	(1.58)	(1.74)	(2.00)	(1.66)
Net realized gain	—	(0.02)	(0.42)	(0.61)	(0.07)	—
Tax return of capital	—	(0.15)	—	—	—	—
Total dividends and distributions to Common Shareholders	(0.63)	(1.76)	(2.00)	(2.35)	(2.07)	(1.66)
Capital charge with respect to issuance of:
Common Shares	—	—	—	—	—	(0.05)
Auction Preferred Shares	—	—	—	—	—	(.14)
Total captial charges	—	—	—	—	—	(.19)
Net asset value, end of period	$17.54	$19.47	$24.52	$24.43	$25.88	$25.58
Market price per share, end of period	$17.55	$17.31	$26.31	$24.20	$25.39	$24.83

Total Investment Return[4]
Based on net asset value	(6.62)%[5]	(13.86)%	8.89%	3.81%	10.15%	14.65%[5]
Based on market price	5.09%[5]	(28.62)%	17.98%	4.83%	11.01%	6.28%[5]

Ratios to Average Net Assets of Common Shareholders
Total expenses after fees waived and paid indirectly and excluding interest expense[6]	1.29%[7]	1.24%	1.25%	1.22%	1.19%	1.16%[7]
Total expenses after fees waived and paid indirectly[6]	1.41%[7]	1.45%	1.62%	1.51%	1.44%	1.52%[7]
Total expenses after fees waived and before fees paid indirectly[6]	1.41%[7]	1.45%	1.62%	1.51%	1.44%	1.52%[7]
Total expenses[6]	1.41%[7]	1.46%	1.62%	1.51%	1.44%	1.52%[7]
Net investment income[6]	10.03%[7]	8.90%	8.46%	8.37%	8.66%	8.35%[7]
Dividends to Preferred Stock shareholders	2.37%[7]	2.70%	1.89%	1.27%	0.62%	0.48%[7]
Net investment income, to Common Shareholders	7.66%[7]	6.20%	6.58%	7.10%	8.04%	7.87%[7]

Supplemental Data
Net assets applicable to Common Shares, end of period (000)	$322,397	$358,017	$449,995	$447,190	$473,809	$468,243
Preferred Shares outstanding at liquidation preference, end of period (000)	$110,400	$220,800	$220,800	$220,800	$220,800	$220,841
Portfolio turnover	51%	97%	91%	77%	88%	98%
Asset coverage per Preferred Share, end of period	$98,007	$65,554	$75,965	$75,642	$78,650	$78,021

1	Commencement of operations.
2	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
3	Based on average shares outstanding.
4

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

5	Aggregate total investment return.
6	Do not reflect the effect of dividends to Preferred Shareholders.
7	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JUNE 30, 2008	31

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock High Income Shares (“High Income”), a Massachusetts business trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are organized as Delaware statutory trusts and are registered as non-diversified and diversified, respectively, closed-end management investment companies under the 1940 Act. Global, High Income and Preferred Opportunity are individually referred to as a “Trust” and collectively as the “Trusts”. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: The Trusts value their bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision each Trust’s respective Board of Directors or Trustees (the “Board”). Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Trusts’ pricing service or through brokers. Short-term securities are valued at amortized cost. Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid price. If no bid price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or subadvisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of each Trust are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Trusts may engage in various Trust investment strategies to increase the return of the Trusts and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — Each Trust may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward foreign currency contracts — Each Trust may enter into forward foreign currency contracts as a hedge against either specific transactions or Trust positions. Forward currency contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records

32	SEMI-ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•

Options — Each Trust may purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

•

Swaps — Each Trust may enter into swap agreements, in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trust are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Total return swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Capital Trusts/Trust Preferred Stock: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: Certain Trusts may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. The Trust considers these investments to be investments in debt securities for purposes of its investment policies.

The Trust earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income or expense. Prepayment penalty fees are recorded as gains or losses. When the Trust buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

The Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Trust may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third

SEMI-ANNUAL REPORT	JUNE 30, 2008	33

Notes to Financial Statements (continued)

parties. Participations typically will result in the Trust having a contractual relationship only with the lender, not with the borrower.

The Trust will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trust will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trust’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: Certain Trusts may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Trust enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Trust may decline below the price of the securities the Trust has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Trust’s obligations to repurchase the securities and the Trust’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Trusts segregate assets in connection with certain investments (e.g., futures) or certain borrowings, each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts have determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: Dividends to Common Shareholders from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 5. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each of the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Directors/Trustees (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Trusts selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. The Trust may, however, elect to invest in common stock of other certain BlackRock Closed-End Funds selected by the Independent Directors in order

34	SEMI-ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (continued)

to match its deferred compensation obligations. Investments to cover the Trusts’ deferred compensation liability, if any, are included in other assets on the Statement of Assets and Liabilities.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Trusts are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust has an Investment Advisory Agreement (“the Agreements”) with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The Agreements for the Trusts cover both investment advisory and administration services.

The Advisor is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.75% of Global’s and 0.65% of Preferred Opportunity’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.75% of the first $200 million of High Income’s average weekly managed assets and 0.50% thereafter. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Global as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations (through August 30, 2009), 0.15% in year six (through August 30, 2010), 0.10% in year seven (through August 30, 2011) and 0.05% in year eight (through August 30, 2012).

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

For the six months ended June 30, 2008 the Trusts reimbursed the Advisor for certain accounting services, which is included in accounting services in the Statement of Operations as follows:

Reimbursement From Advisor
Global	$ 5,231
High Income	$ 1,059
Preferred	$ 4,764

3. Investments:

Purchases and sales of investments (including paydowns and payups), excluding short-term securities, for the six months ended June 30, 2008, were as follows:

	BlackRock Global Floating Rate Income Trust	BlackRock High Income Shares	BlackRock Preferred Opportunity Trust
Total Purchases	$103,776,955	$29,838,861	$266,878,948
Total Sales	$120,565,334	$49,769,974	$292,157,837

4. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares authorized for Global and Preferred Opportunity. There are an unlimited number of no par value shares authorized for High Income. At June 30, 2008, the shares owned by affiliates of the Advisor of Global were 7,551.

During the six months ended June 30, 2008 and the year ended December 31, 2007, the Trusts issued the following additional shares under their respective dividend reinvestment plans:

	June 30, 2008	December 31, 2007
Global	—	42,574
High Income	—	—
Preferred Opportunity	—	30,981

As of June 30, 2008, Global and Preferred Opportunity have the following series of Preferred Shares outstanding as listed in the table below. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

	Series	Shares
Global	T7	784
	W7	784
	R7	784
Preferred Opportunity	T7	1,472
	W7	1,472
	R7	1,472

On May 19, 2008, the Trust announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

SEMI-ANNUAL REPORT	JUNE 30, 2008	35

Notes to Financial Statements (continued)

Global
Series	Redemption Date	Shares to be Redeemed	Aggregate Price
T7	6/11/2008	2,462	$61,550,000
W7	6/12/2008	2,462	$61,550,000
R7	6/13/2008	2,462	$61,550,000

Preferred Opportunity
Series	Redemption Date	Shares to be Redeemed	Aggregate Price
T7	6/11/2008	1,472	$36,800,000
W7	6/12/2008	1,472	$36,800,000
R7	6/13/2008	1,472	$36,800,000

The Trust financed the Preferred Shares redemptions with cash received from reverse repurchase agreements.

Dividends on seven-day Preferred Shares are cumulative at a rate that is reset every seven days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Trusts are required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on Preferred Shares for Global is the higher of 125% of the 7-day Telerate/BBA LIBOR rate or 125% over the 7-day Telerate/BBA LIBOR rate and for Preferred Opportunity is 150% of the Interest Equivalent of the 30-day commercial paper rate. During the six months ended June 30, 2008, Preferred Shares of the Trusts were successfully auctioned at each auction date until February 13, 2008. The dividend ranges on the Preferred Shares for Global and Preferred Opportunity for the six months ended June 30, 2008 were as follows:

	Series	Low	High	Average
Global	T7	3.55%	5.60%	4.111%
	W7	3.55	5.00	4.093
	R7	3.549	5.00	4.083

Preferred Opportunity	T7	3.32	5.50	4.022
	W7	3.22	5.25	3.966
	R7	3.231	5.00	3.987

Since February 13, 2008, the Preferred Shares of the Trusts failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 3.22% to 4.65%. A failed auction is not an event of default for the Trust but it is a liquidity event for the holders of the Preferred Shares. A failed auction occurs when there are more sellers of a Trust’s Preferred Shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Trust’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares may not have the ability to sell the Preferred Shares at its liquidation preference.

Global and Preferred Opportunity may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Preferred Shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust, as set forth in the Trust’s Statement of Preferences, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change the Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Short-Term Borrowings:

Global and High Income are a party to a revolving credit and security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). The agreement was renewed for one year and has a maximum limit of $190,000,000 for Global and $80,000,000 for High Income. Under the Citicorp administered program, the conduits will fund advances to the Trusts through highly rated commercial paper. The Trusts have granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on the Trusts borrowings is based on the interest rate carried by the commercial paper plus a program fee. In addition, the Trusts pay a liquidity fee to the secondary backstop lenders and the agent. These amounts are shown on the Statement of Operations as borrowing costs.

For the six months ended June 30, 2008, the Global Floating Rate Income Trust’s daily weighted average interest rate was 3.31%.

6. Reverse Repurchase Agreements:

For the six months ended June 30, 2008, Global Floating Rate Income Trust’s average amount outstanding was approximately $453,000 and the daily weighted average interest rate was 2.25%.

For the six months ended June 30, 2008, Preferred Opportunity Trust’s average amount outstanding was approximately $12,773,000 and the daily weighted average interest rate was 3.44%.

36	SEMI-ANNUAL REPORT	JUNE 30, 2008

Notes to Financial Statements (concluded)

7. Capital Loss Carryforward:

As of December 31, 2007, the following Trusts had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

	Capital Loss Carryforward Amount	Expires
Global	$3,268,804	2015

High Income	$35,363,213	2008
	55,878,284	2009
	102,576,339	2010
	28,467,396	2011
	2,339,279	2012
	7,043,976	2014
	$231,668,487

Preferred Opportunity	$18,184,893	2015

8. Subsequent Events:

Each Trust paid a monthly distribution to holders of Common Shares on July 31, 2008 to shareholders of record on July 15, 2008. The per share amounts were as follows:

Common Dividend Per Share
Global	$0.105000
High Income	$0.018200
Preferred Opportunity	$0.125000

The dividends declared on Preferred Shares for the period July 1, 2008 to July 31, 2008 for Global and Preferred Opportunity were as follows:

	Series	Dividends Declared
Global	T7	$74,762
	W7	$58,831
	R7	$60,893
Preferred Opportunity	T7	$124,631
	W7	$124,207
	R7	$98,580

SEMI-ANNUAL REPORT	JUNE 30, 2008	37

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (collectively, the “Board,” the members of which are referred to as “Trustees”) of the BlackRock Global Floating Rate Income Trust (“BGT”), BlackRock High Income Shares (“HIS”) and BlackRock Preferred Opportunity Trust (“BPP”), and together with HIS and BGT, the “Funds”) met in April and May 2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Advisor”), each Fund’s investment adviser. The Board also considered the approval of each Fund’s subadvisory agreement (each, a “Subadvisory Agreement” and, together with the “Advisory Agreement,” the “Agreements”) between the Advisor and BlackRock Financial Management, Inc. (the “Subadvisor”). The Advisor and the Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of Trustees of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board has established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by each Fund, as applicable; (c) Fund operating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Trustees received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper, Inc., (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”); (d) the profitability of BlackRock and certain industry profitability analyses for advisers to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock; (g) economies of scale, if any, generated through the Advisors’ management of all of the BlackRock closed-end funds (the “Fund Complex”); (h) the expenses of each Fund, including comparisons of respective Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an adviser’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

38	SEMI-ANNUAL REPORT	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Independent Trustees reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008. At the Board meeting on April 22, 2008, BlackRock made a presentation to and responded to questions from the Board. Following the meeting on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Trustees prior to the meetings on May 29 and 30, 2008. At the Board meetings on May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each Fund; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Funds; the extent to which economies of scale would be realized as the Fund Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Trustees considered the quality of the administrative and non-investment advisory services provided to the Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affiliates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previously noted, the Board received performance information regarding each Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s performance compared to its Peers. More specifically, each Fund’s one-, three- and five-year total returns (as applicable) were evaluated relative to its Peers (including the Peers’ median performance).

The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that in general HIS performed better than its Peers in that the Fund’s performance was at or above the median in at least two of the one-, three- and five-year periods reported.

The Board noted that in general BPP and BGT performed better than their respective Peers in that each Fund’s performance was at or above the median of its respective Peers in at least two of the one-year, three-year and since inception periods reported.

After considering this information, the Boards concluded that the performance of each Fund, in light of and after considering the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings prepared by Lipper and summarized by BlackRock at the request of the Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that BGT and BPP paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board noted that, although HIS paid contractual management fees higher than the median of its Peers, such fees were no more than 5 basis points greater than the median amount and therefore considered not to be materially higher than its Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

SEMI-ANNUAL REPORT	JUNE 30, 2008	39

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Fund, the Board concluded that the fees paid and level of expenses incurred by each Fund under its Agreements support a conclusion that each Fund’s Agreements should be renewed.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment management firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attributable to their management of the Fund.

The Board concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Fund, supports a conclusion that each Fund’s Agreements should be renewed.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures, including HIS. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of the Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Funds, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing the Agreements, the Trustees did not identify any single factor discussed above as all-important or controlling and different Trustees may have attributed different weights to the various factors considered. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

40	SEMI-ANNUAL REPORT	JUNE 30, 2008

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

G. Nicholas Beckwith, III, Trustee

Richard S. Davis, Trustee

Kent Dixon, Trustee
Frank J. Fabozzi, Trustee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Robert S. Salomon, Jr., Trustee

Donald C. Burke, Trust President and Chief Executive Officer

Anne F. Ackerley, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Brian P. Kindelan, Chief Compliance Officer of the Trusts

Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agents
Common Shares:

For All Trusts

    Computershare Trust Companies, N.A.

    Canton, MA 02021

Preferred Shares:

For Global and Preferred Opportunity

    BNY Mellon Shareowner Services

    Jersey City, N.J. 07310

Accounting Agent

State Street Bank and Trust Company

Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Fund Address

BlackRock Closed-End Funds

c/o BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, DE 19809

SEMI-ANNUAL REPORT	JUNE 30, 2008	41

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	SEMI-ANNUAL REPORT	JUNE 30, 2008

Additional Information (concluded)

Deposit Securities

Effective May 30, 2008, following approval by the Fund’s Board and the applicable ratings agencies, the definition of “Deposited Securities” in the Fund’s Articles Supplementary was amended as follows in order to facilitate the redemption of the Fund’s Preferred Stock. The following phrase was added to the definition of “Deposit Securities” found in the Fund’s Articles Supplementary:

; provided, however, that solely in connection with any redemption of AMPS, the term Deposit Securities shall include (i) any committed financing pursuant to a credit agreement, reverse repurchase agreement facility or similar credit arrangement, in each case which makes available to the Corporation, no later than the day preceding the applicable redemption date, cash in an amount not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date; and (ii) cash amounts due and payable to the Corporation out of a sale of its securities if such cash amount is not less than the aggregate amount due to Holders by reason of the redemption of their shares of AMPS on such redemption date and such sale will be settled not later than the day preceding the applicable redemption date.

SEMI-ANNUAL REPORT	JUNE 30, 2008	43

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SEMI-5-0608

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –

Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Shares

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Income Shares

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Income Shares

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Shares

Date: August 22, 2008

3